UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	02-28-2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Fund
February 28, 2018

Emerging Markets - Schedule of Investments
FEBRUARY 28, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.7%
Brazil — 8.8%
Ambev SA ADR	5,453,536	36,811,368
Banco do Brasil SA	1,617,700	20,786,117
Itau Unibanco Holding SA ADR	1,300,332	20,246,169
Localiza Rent a Car SA	2,317,100	18,340,408
Lojas Renner SA	1,705,100	18,317,130
Magazine Luiza SA	1,034,100	28,813,646
Multiplan Empreendimentos Imobiliarios SA	531,619	11,518,493
Petrobras Distribuidora SA	2,184,200	14,907,103
Petroleo Brasileiro SA ADR(1)	1,040,689	14,611,273
Vale SA ADR	1,289,875	17,709,984
		202,061,691
Chile — 1.5%
SACI Falabella	2,769,439	28,028,630
Sociedad Quimica y Minera de Chile SA ADR	136,247	6,798,725
		34,827,355
China — 33.6%
AAC Technologies Holdings, Inc.	761,500	15,059,611
Alibaba Group Holding Ltd. ADR(1)	510,287	94,984,822
Anhui Conch Cement Co. Ltd., H Shares	4,846,500	25,725,286
Beijing Enterprises Water Group Ltd.	17,324,000	11,188,045
Brilliance China Automotive Holdings Ltd.	10,940,000	29,310,659
China Construction Bank Corp., H Shares	29,092,000	29,919,582
China Gas Holdings Ltd.	7,997,400	24,744,410
China Lodging Group Ltd. ADR	161,707	24,563,293
China Resources Beer Holdings Co. Ltd.	7,388,000	28,410,138
China Vanke Co. Ltd., H Shares	2,900,300	12,923,463
CNOOC Ltd.	21,984,000	31,320,457
Geely Automobile Holdings Ltd.	8,786,000	28,231,548
Haier Electronics Group Co. Ltd.	4,466,000	15,190,908
Industrial & Commercial Bank of China Ltd., H Shares	69,845,645	59,623,650
KWG Property Holding Ltd.	10,220,500	14,071,780
Maanshan Iron & Steel Co. Ltd., H Shares(1)	33,830,000	18,083,062
New Oriental Education & Technology Group, Inc. ADR	285,291	26,072,744
Nine Dragons Paper Holdings Ltd.	7,523,000	13,389,783
Ping An Insurance Group Co. of China Ltd., H Shares	4,717,500	49,666,158
Shenzhou International Group Holdings Ltd.	2,402,000	23,602,477
Sunny Optical Technology Group Co. Ltd.	1,085,600	18,024,819
TAL Education Group ADR	727,774	27,480,746
Tencent Holdings Ltd.	2,531,100	138,815,056
Weibo Corp. ADR(1)	93,542	12,022,018
		772,424,515
Czech Republic — 0.8%
Moneta Money Bank AS	4,181,691	16,821,682

Egypt — 0.6%
Commercial International Bank Egypt S.A.E.	1,772,166	7,746,955
Commercial International Bank Egypt S.A.E. GDR	1,344,881	6,098,255
		13,845,210
Hungary — 1.3%
OTP Bank plc	649,825	28,916,777
India — 5.6%
Balkrishna Industries Ltd.	355,854	5,911,187
Bharat Financial Inclusion Ltd.(1)	753,168	11,731,849
Future Retail Ltd.(1)	1,348,566	10,645,921
Godrej Consumer Products Ltd.	1,238,292	20,219,713
HDFC Bank Ltd.	1,378,918	40,220,289
InterGlobe Aviation Ltd.	396,235	8,099,633
Larsen & Toubro Ltd.	1,015,207	20,452,413
Motherson Sumi Systems Ltd.	2,065,880	10,392,509
		127,673,514
Indonesia — 3.0%
Bank Rakyat Indonesia Persero Tbk PT	100,487,000	27,499,611
Indofood Sukses Makmur Tbk PT	14,082,900	7,733,476
Telekomunikasi Indonesia Persero Tbk PT	38,027,800	11,042,033
United Tractors Tbk PT	9,071,600	23,398,337
		69,673,457
Malaysia — 0.6%
My EG Services Bhd	20,805,450	14,148,705
Mexico — 0.9%
Mexichem SAB de CV	7,309,714	20,427,716
Peru — 1.1%
Credicorp Ltd.	119,977	25,969,022
Philippines — 1.0%
Ayala Land, Inc.	30,099,800	23,682,090
Russia — 5.0%
Novatek PJSC GDR	223,031	30,380,713
Sberbank of Russia PJSC ADR (London)	2,058,331	41,716,052
X5 Retail Group NV GDR(1)	403,898	14,418,483
Yandex NV, A Shares(1)	671,077	27,574,554
		114,089,802
South Africa — 4.6%
Capitec Bank Holdings Ltd.	177,232	12,368,644
Discovery Ltd.	1,386,093	20,949,586
Foschini Group Ltd. (The)	1,172,446	21,135,986
Naspers Ltd., N Shares	188,537	51,783,676
		106,237,892
South Korea — 11.0%
CJ Logistics Corp.(1)	54,990	6,683,062
Doosan Infracore Co. Ltd.(1)	2,814,515	24,095,281
Hana Financial Group, Inc.	772,167	34,741,490
Hotel Shilla Co. Ltd.	261,629	19,576,049
Mando Corp.	51,462	12,250,391
Medy-Tox, Inc.	25,968	14,405,565

NAVER Corp.	10,514	7,755,457
Samsung Electronics Co. Ltd.	42,698	92,540,214
Seegene, Inc.(1)	553,704	17,421,051
SK Hynix, Inc.	325,163	22,988,208
		252,456,768
Taiwan — 10.4%
Airtac International Group	1,559,357	27,849,128
ASPEED Technology, Inc.	423,000	11,091,304
Chailease Holding Co. Ltd.	5,901,000	19,492,523
Chroma ATE, Inc.	1,941,000	10,424,032
Globalwafers Co. Ltd.	1,916,000	27,111,802
Hota Industrial Manufacturing Co. Ltd.	3,533,434	15,455,538
LandMark Optoelectronics Corp.	579,000	7,335,240
Powertech Technology, Inc.	2,484,000	7,604,453
President Chain Store Corp.	1,202,000	11,939,658
Taiwan Paiho Ltd.	2,875,000	9,456,609
Taiwan Semiconductor Manufacturing Co. Ltd.	11,185,939	91,866,424
		239,626,711
Thailand — 4.4%
Airports of Thailand PCL	9,568,800	21,476,604
CP ALL PCL	10,851,500	28,823,052
Kasikornbank PCL	1,222,800	9,009,336
Kasikornbank PCL NVDR	1,620,100	11,932,956
Minor International PCL	14,960,900	18,928,803
Srisawad Corp. PCL	5,799,580	11,284,244
		101,454,995
Turkey — 1.3%
BIM Birlesik Magazalar AS	879,731	17,364,102
Tofas Turk Otomobil Fabrikasi AS	1,546,123	12,329,280
		29,693,382
United Kingdom — 1.2%
NMC Health plc	583,501	27,462,091
TOTAL COMMON STOCKS (Cost $1,852,916,179)		2,221,493,375
EXCHANGE-TRADED FUNDS — 0.9%
iShares MSCI South Korea ETF (Cost $22,096,676)	298,638	21,528,814
TEMPORARY CASH INVESTMENTS — 1.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 4.50%, 10/15/18 - 8/15/47, valued at $23,857,777), in a joint trading account at 1.10%, dated 2/28/18, due 3/1/18 (Delivery value $23,396,450)		23,395,735
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 5/15/26, valued at $19,891,113), at 0.54%, dated 2/28/18, due 3/1/18 (Delivery value $19,500,293)		19,500,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	88,566	88,566
TOTAL TEMPORARY CASH INVESTMENTS (Cost $42,984,301)		42,984,301
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $1,917,997,156)		2,286,006,490
OTHER ASSETS AND LIABILITIES — 0.5%		12,603,383
TOTAL NET ASSETS — 100.0%		$2,298,609,873

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	25.9%
Financials	22.0%
Consumer Discretionary	19.2%
Consumer Staples	7.8%
Industrials	5.6%
Materials	4.5%
Energy	4.3%
Real Estate	2.7%
Health Care	2.6%
Utilities	1.6%
Telecommunication Services	0.5%
Exchange-Traded Funds	0.9%
Cash and Equivalents*	2.4%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	89,378,794	112,682,897	—
Chile	6,798,725	28,028,630	—
China	185,123,623	587,300,892	—
Peru	25,969,022	—	—
Russia	27,574,554	86,515,248	—
Other Countries	—	1,072,120,990	—
Exchange-Traded Funds	21,528,814	—	—
Temporary Cash Investments	88,566	42,895,735	—
	356,462,098	1,929,544,392	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Small Cap Fund
February 28, 2018

Emerging Markets Small Cap - Schedule of Investments
FEBRUARY 28, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.2%
Brazil — 9.5%
Arezzo Industria e Comercio SA	6,900	120,833
Azul SA ADR(1)	5,080	156,362
Banco ABC Brasil SA(1)	999	5,846
Banco ABC Brasil SA Preference Shares	22,858	133,266
Bradespar SA Preference Shares	14,500	151,971
CVC Brasil Operadora e Agencia de Viagens SA	11,600	200,389
Fleury SA	15,500	129,561
Localiza Rent a Car SA	23,400	185,217
Magazine Luiza SA	7,000	195,045
		1,278,490
Chile — 2.4%
Itau CorpBanca	18,153,639	185,223
Geopark Ltd.(1)	13,674	135,373
		320,596
China — 26.4%
Baozun, Inc. ADR(1)	4,217	148,270
Beijing Enterprises Water Group Ltd.	100,000	64,581
Brilliance China Automotive Holdings Ltd.	32,000	85,735
China Agri-Industries Holdings Ltd.	288,000	123,444
China Foods Ltd.	168,000	88,463
China Lodging Group Ltd. ADR	1,181	179,394
China Resources Cement Holdings Ltd.	234,000	179,123
China Yongda Automobiles Services Holdings Ltd.	85,500	95,612
China ZhengTong Auto Services Holdings Ltd.	130,500	117,196
CIFI Holdings Group Co. Ltd.	188,000	145,827
Far East Horizon Ltd.	139,000	139,359
Hollysys Automation Technologies Ltd.	5,048	133,318
Kingboard Chemical Holdings Ltd.	24,500	123,551
Kingboard Laminates Holdings Ltd.	36,500	63,543
KWG Property Holding Ltd.	162,500	223,733
Lee & Man Paper Manufacturing Ltd.	74,000	83,643
Li Ning Co. Ltd.(1)	115,500	105,376
Lonking Holdings Ltd.	281,000	116,368
Maanshan Iron & Steel Co. Ltd., H Shares(1)	260,000	138,977
MMG Ltd.(1)	256,000	176,656
Nine Dragons Paper Holdings Ltd.	32,000	56,955
SINA Corp.(1)	612	71,561
Sunny Optical Technology Group Co. Ltd.	7,100	117,885
TAL Education Group ADR	4,238	160,027
Uni-President China Holdings Ltd.	134,000	113,910
Weibo Corp. ADR(1)	987	126,849
West China Cement Ltd.(1)	640,000	108,042
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H Shares	32,500	139,553
Zhongsheng Group Holdings Ltd.	43,000	108,801
		3,535,752

Czech Republic — 0.9%
Moneta Money Bank AS	28,285	113,782

Greece — 0.9%
JUMBO SA	6,965	126,246
Hong Kong — 1.0%
Minth Group Ltd.	22,000	129,151
India — 3.2%
Balkrishna Industries Ltd.	8,706	144,617
Bharat Financial Inclusion Ltd.(1)	5,877	91,544
Future Retail Ltd.(1)	17,864	141,023
Future Supply Chain Solutions Ltd.(1)	5,476	55,461
		432,645
Indonesia — 2.2%
Ace Hardware Indonesia Tbk PT	1,463,200	141,594
AKR Corporindo Tbk PT	149,900	66,219
Indofood Sukses Makmur Tbk PT	147,100	80,778
		288,591
Malaysia — 2.1%
Carlsberg Brewery Malaysia Bhd	21,900	103,157
My EG Services Bhd	260,500	177,152
		280,309
Mexico — 2.4%
Alsea SAB de CV	48,190	164,454
Banregio Grupo Financiero SAB de CV	25,939	160,018
		324,472
Philippines — 2.3%
Bloomberry Resorts Corp.(1)	702,600	193,575
Puregold Price Club, Inc.	120,330	119,610
		313,185
Poland — 0.5%
CCC SA	865	63,257
Russia — 2.4%
TMK PJSC	75,675	108,085
X5 Retail Group NV GDR(1)	2,880	102,811
Yandex NV, A Shares(1)	2,813	115,586
		326,482
South Africa — 5.4%
Capitec Bank Holdings Ltd.	1,815	126,665
Dis-Chem Pharmacies Ltd.	44,598	130,092
Discovery Ltd.	7,362	111,270
Foschini Group Ltd. (The)	9,473	170,772
JSE Ltd.	10,736	184,381
		723,180
South Korea — 11.0%
CJ Logistics Corp.(1)	502	61,009
Cosmax, Inc.	1,136	133,351
Doosan Infracore Co. Ltd.(1)	19,739	168,987
Hotel Shilla Co. Ltd.	1,931	144,485
Hyundai Mipo Dockyard Co. Ltd.(1)	1,700	170,231
Koh Young Technology, Inc.	2,001	168,456
Kumho Petrochemical Co. Ltd.	1,543	128,447
Mando Corp.	410	97,599

Medy-Tox, Inc.	213	118,160
OCI Co. Ltd.	863	129,696
Seegene, Inc.(1)	4,819	151,619
		1,472,040
Taiwan — 16.0%
Airtac International Group	10,446	186,559
ASPEED Technology, Inc.	7,000	183,544
Chailease Holding Co. Ltd.	50,000	165,163
Chroma ATE, Inc.	39,000	209,447
Global PMX Co. Ltd.	23,000	129,605
Globalwafers Co. Ltd.	14,000	198,103
Gourmet Master Co. Ltd.	13,100	180,670
Hota Industrial Manufacturing Co. Ltd.	20,829	91,108
LandMark Optoelectronics Corp.	11,000	139,357
Macronix International(1)	106,225	152,372
Nien Made Enterprise Co. Ltd.	9,000	87,262
Powertech Technology, Inc.	22,000	67,350
Taiwan Paiho Ltd.	28,000	92,099
TCI Co. Ltd.	17,411	192,108
Vanguard International Semiconductor Corp.	32,000	65,626
		2,140,373
Thailand — 5.0%
Bangkok Chain Hospital PCL	261,500	131,703
Digital Telecommunications Infrastructure Fund	139,300	64,347
Erawan Group PCL (The)	593,300	161,953
Minor International PCL	90,400	114,376
Srisawad Corp. PCL	56,112	109,177
Workpoint Entertainment PCL	36,700	94,021
		675,577
Turkey — 2.6%
Mavi Giyim Sanayi Ve Ticaret AS, B Shares(1)	9,430	132,125
TAV Havalimanlari Holding AS	20,289	123,605
Tofas Turk Otomobil Fabrikasi AS	12,378	98,706
		354,436
TOTAL COMMON STOCKS (Cost $10,274,466)		12,898,564
EXCHANGE-TRADED FUNDS — 3.2%
iShares MSCI India Small-Cap ETF (Cost $267,800)	8,709	424,564
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 4.50%, 10/15/18 - 8/15/47, valued at $44,057), in a joint trading account at 1.10%, dated 2/28/18, due 3/1/18 (Delivery value $43,204)		43,203
State Street Institutional U.S. Government Money Market Fund, Premier Class	36,070	36,070
TOTAL TEMPORARY CASH INVESTMENTS (Cost $79,273)		79,273
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $10,621,539)		13,402,401
OTHER ASSETS AND LIABILITIES†		2,449
TOTAL NET ASSETS — 100.0%		$13,404,850

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	28.5%
Information Technology	17.9%
Financials	11.3%
Consumer Staples	10.0%
Industrials	9.7%
Materials	8.5%
Health Care	4.0%
Real Estate	2.8%
Energy	1.8%
Telecommunication Services	1.2%
Utilities	0.5%
Exchange-Traded Funds	3.2%
Cash and Equivalents*	0.6%

* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	156,362	1,122,128	—
Chili	135,373	185,223	—
China	819,419	2,716,333	—
Russia	115,586	210,896	—
Other Countries	—	7,437,244	—
Exchange-Traded Funds	424,564	—	—
Temporary Cash Investments	36,070	43,203	—
	1,687,374	11,715,027	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Focused International Growth Fund
February 28, 2018

Focused International Growth - Schedule of Investments
FEBRUARY 28, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.8%
Australia — 6.7%
CSL Ltd.	3,620	455,163
Treasury Wine Estates Ltd.	30,450	411,217
		866,380
Austria — 3.1%
Erste Group Bank AG	7,780	395,135
Belgium — 4.5%
KBC Group NV	3,620	340,458
Umicore SA	4,300	242,884
		583,342
Brazil — 6.3%
Itau Unibanco Holding SA Preference Shares	17,900	280,940
Localiza Rent a Car SA	42,100	333,231
Lojas Renner SA	19,100	205,183
		819,354
Canada — 1.7%
Bombardier, Inc., B Shares(1)	68,670	217,269
China — 6.0%
Alibaba Group Holding Ltd. ADR(1)	2,040	379,726
Tencent Holdings Ltd.	7,200	394,875
		774,601
Denmark — 1.5%
DSV A/S	2,540	199,088
France — 2.1%
Kering SA	590	277,288
Germany — 9.5%
adidas AG	1,700	378,342
HeidelbergCement AG	3,030	305,582
Infineon Technologies AG	9,730	264,547
Zalando SE(1)	4,920	280,876
		1,229,347
Hong Kong — 3.1%
AIA Group Ltd.	47,800	396,904
India — 2.0%
HDFC Bank Ltd. ADR	2,630	255,583
Indonesia — 2.6%
Bank Mandiri Persero Tbk PT	557,700	335,478
Ireland — 1.9%
Ryanair Holdings plc ADR(1)	2,070	251,008
Japan — 16.1%
Don Quijote Holdings Co. Ltd.	4,800	268,193
Komatsu Ltd.	10,000	362,843
MonotaRO Co. Ltd.	7,400	237,017
Nintendo Co. Ltd.	900	411,613
Pola Orbis Holdings, Inc.	7,400	310,148
Recruit Holdings Co. Ltd.	12,000	288,196

Start Today Co. Ltd.	8,200	211,283
		2,089,293
Mexico — 1.8%
Grupo Financiero Banorte SAB de CV	38,270	229,429
Portugal — 2.0%
Jeronimo Martins SGPS SA	12,470	258,560
Russia — 2.1%
Yandex NV, A Shares(1)	6,620	272,016
Sweden — 1.6%
Lundin Petroleum AB(1)	9,070	211,888
Switzerland — 5.8%
ABB Ltd.	11,470	277,769
Lonza Group AG	1,880	478,173
		755,942
Taiwan — 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	30,000	246,380
United Kingdom — 14.5%
Ashtead Group plc	9,040	260,660
B&M European Value Retail SA	52,950	299,417
Diageo plc	9,680	328,076
Ferguson plc	3,260	229,570
London Stock Exchange Group plc	7,560	418,335
Weir Group plc (The)	12,070	336,077
		1,872,135
TOTAL COMMON STOCKS (Cost $10,220,660)		12,536,420
TEMPORARY CASH INVESTMENTS — 4.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 4.50%, 10/15/18 - 8/15/47, valued at $305,012), in a joint trading account at 1.10%, dated 2/28/18, due 3/1/18 (Delivery value $299,114)		299,105
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 5/15/26, valued at $255,307), at 0.54%, dated 2/28/18, due 3/1/18 (Delivery value $249,004)		249,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	719	719
TOTAL TEMPORARY CASH INVESTMENTS (Cost $548,824)		548,824
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $10,769,484)		13,085,244
OTHER ASSETS AND LIABILITIES — (1.0)%		(127,664)
TOTAL NET ASSETS — 100.0%		$12,957,580

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	23.0%
Financials	20.5%
Information Technology	15.2%
Consumer Discretionary	14.8%
Consumer Staples	10.2%
Health Care	7.2%
Materials	4.3%
Energy	1.6%
Cash and Equivalents*	3.2%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	379,726	394,875	—
India	255,583	—	—
Ireland	251,008	—	—
Russia	272,016	—	—
Other Countries	—	10,983,212	—
Temporary Cash Investments	719	548,105	—
	1,159,052	11,926,192	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Growth Fund
February 28, 2018

Global Growth - Schedule of Investments
FEBRUARY 28, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Austria — 1.0%
Erste Group Bank AG	103,750	5,269,307
Brazil — 1.9%
B3 SA - Brasil Bolsa Balcao	850,600	6,756,283
Lojas Renner SA	312,500	3,357,048
Magazine Luiza SA	14,700	409,593
		10,522,924
Canada†
First Quantum Minerals Ltd.	9,193	149,802
China — 3.1%
Alibaba Group Holding Ltd. ADR(1)	41,490	7,722,948
Industrial & Commercial Bank of China Ltd., H Shares	2,421,000	2,066,684
Tencent Holdings Ltd.	142,500	7,815,237
		17,604,869
Denmark — 0.6%
AP Moller - Maersk A/S, B Shares	2,180	3,549,024
France — 6.1%
Danone SA	104,745	8,357,002
Kering SA	17,510	8,229,346
Legrand SA	72,550	5,685,075
TOTAL SA	132,518	7,565,849
Valeo SA	69,950	4,526,187
		34,363,459
Germany — 0.5%
Zalando SE(1)	47,850	2,731,686
Hong Kong — 2.3%
AIA Group Ltd.	1,102,200	9,152,050
Hang Seng Bank Ltd.	148,100	3,658,048
		12,810,098
Hungary — 0.9%
OTP Bank plc	114,623	5,100,647
India — 1.0%
HDFC Bank Ltd.	191,220	5,577,506
Indonesia — 0.6%
Bank Central Asia Tbk PT	1,945,700	3,268,517
Ireland — 1.5%
CRH plc	251,475	8,292,849
Italy — 0.7%
UniCredit SpA(1)	187,358	3,965,615
Japan — 4.8%
Don Quijote Holdings Co. Ltd.	42,900	2,396,975
Keyence Corp.	11,800	7,136,718
ORIX Corp.	384,800	6,807,459
Pola Orbis Holdings, Inc.	105,300	4,413,320

Start Today Co. Ltd.	119,100	3,068,748
Sysmex Corp.	37,000	3,064,264
		26,887,484
Mexico — 0.5%
Grupo Financiero Banorte SAB de CV	381,740	2,288,539
Grupo Mexico SAB de CV, Series B	112,020	379,369
		2,667,908
Netherlands — 1.9%
ASML Holding NV	20,190	3,944,190
Unilever NV CVA	126,980	6,616,029
		10,560,219
Peru — 0.5%
Credicorp Ltd.	13,460	2,913,417
Poland — 0.4%
Powszechny Zaklad Ubezpieczen SA	179,130	2,221,635
Portugal — 0.5%
Jeronimo Martins SGPS SA	129,590	2,686,988
Switzerland — 2.1%
Julius Baer Group Ltd.	75,490	4,881,866
Lonza Group AG	27,120	6,897,895
		11,779,761
Turkey — 0.5%
Turkiye Garanti Bankasi AS	930,880	2,851,653
United Kingdom — 5.6%
Ashtead Group plc	261,148	7,529,960
AstraZeneca plc	53,550	3,507,273
B&M European Value Retail SA	692,220	3,914,309
Diageo plc	167,500	5,676,927
London Stock Exchange Group plc	116,620	6,453,207
RPC Group plc	408,570	4,491,490
		31,573,166
United States — 61.7%
ABIOMED, Inc.(1)	12,478	3,346,350
Adobe Systems, Inc.(1)	51,437	10,757,020
Agilent Technologies, Inc.	67,640	4,639,428
Alliance Data Systems Corp.	11,492	2,769,112
Alphabet, Inc., Class A(1)	14,275	15,758,458
Alphabet, Inc., Class C(1)	3,954	4,368,102
American Express Co.	119,430	11,645,619
American Tower Corp.	40,860	5,693,024
AMETEK, Inc.	103,060	7,805,764
Bank of America Corp.	339,820	10,908,222
Becton Dickinson and Co.	36,880	8,188,098
Bio-Rad Laboratories, Inc., Class A(1)	24,274	6,554,951
Burlington Stores, Inc.(1)	47,270	5,797,193
Catalent, Inc.(1)	85,410	3,565,868
Cerner Corp.(1)	40,470	2,596,555
Cintas Corp.	17,520	2,989,963
Danaher Corp.	88,710	8,674,064

Dollar Tree, Inc.(1)	39,340	4,037,858
EOG Resources, Inc.	78,140	7,924,959
Equinix, Inc.	23,006	9,020,653
Facebook, Inc., Class A(1)	69,041	12,311,391
FedEx Corp.	16,440	4,050,980
Fortune Brands Home & Security, Inc.	103,103	6,254,228
Home Depot, Inc. (The)	63,284	11,534,775
IHS Markit Ltd.(1)	149,520	7,034,916
Intercontinental Exchange, Inc.	112,570	8,226,616
Keysight Technologies, Inc.(1)	86,633	4,072,617
Liberty Media Corp-Liberty Formula One, Class C(1)	81,997	2,700,161
MarketAxess Holdings, Inc.	18,417	3,727,601
Martin Marietta Materials, Inc.	26,520	5,408,224
MasterCard, Inc., Class A	42,400	7,452,224
Medidata Solutions, Inc.(1)	52,930	3,475,384
Monster Beverage Corp.(1)	87,120	5,520,794
MSCI, Inc.	29,030	4,108,326
PayPal Holdings, Inc.(1)	51,690	4,104,703
Pioneer Natural Resources Co.	59,928	10,201,543
Roper Technologies, Inc.	30,650	8,431,508
SBA Communications Corp.(1)	13,330	2,096,409
ServiceNow, Inc.(1)	30,440	4,901,144
Sirius XM Holdings, Inc.	606,420	3,808,318
Stanley Black & Decker, Inc.	39,040	6,214,778
Sysco Corp.	80,500	4,801,825
Tapestry, Inc.	125,480	6,388,187
Target Corp.	42,670	3,217,745
Teleflex, Inc.	25,898	6,470,097
Texas Capital Bancshares, Inc.(1)	50,000	4,510,000
Texas Instruments, Inc.	57,160	6,193,286
UnitedHealth Group, Inc.	48,096	10,877,391
VeriSign, Inc.(1)	24,190	2,806,524
Visa, Inc., Class A	92,142	11,327,937
Webster Financial Corp.	82,690	4,513,220
Worldpay, Inc., Class A(1)	93,458	7,596,266
Zions Bancorporation	152,289	8,371,326
Zoetis, Inc.	82,598	6,678,874
		346,430,579
TOTAL COMMON STOCKS (Cost $379,510,088)		553,779,113

TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 4.50%, 10/15/18 - 8/15/47, valued at $4,215,424), in a joint trading account at 1.10%, dated 2/28/18, due 3/1/18 (Delivery value $4,133,912)		4,133,786
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 5/15/26, valued at $3,515,024), at 0.54%, dated 2/28/18, due 3/1/18 (Delivery value $3,445,052)		3,445,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,242	6,242
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,585,028)		7,585,028
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $387,095,116)		561,364,141
OTHER ASSETS AND LIABILITIES†		(59,564)
TOTAL NET ASSETS — 100.0%		$561,304,577

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	23.1%
Information Technology	21.6%
Health Care	13.8%
Consumer Discretionary	11.9%
Industrials	10.5%
Consumer Staples	6.9%
Energy	4.5%
Materials	3.4%
Real Estate	3.0%
Cash and Equivalents*	1.3%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Austria	—	5,269,307	—
Brazil	—	10,522,924	—
Canada	—	149,802	—
China	7,722,948	9,881,921	—
Denmark	—	3,549,024	—
France	—	34,363,459	—
Germany	—	2,731,686	—
Hong Kong	—	12,810,098	—
Hungary	—	5,100,647	—
India	—	5,577,506	—
Indonesia	—	3,268,517	—
Ireland	—	8,292,849	—
Italy	—	3,965,615	—
Japan	—	26,887,484	—
Mexico	—	2,667,908	—
Netherlands	—	10,560,219	—
Poland	—	2,221,635	—
Portugal	—	2,686,988	—
Switzerland	—	11,779,761	—
Turkey	—	2,851,653	—
United Kingdom	—	31,573,166	—
Other Countries	349,343,996	—	—
Temporary Cash Investments	6,242	7,578,786	—
	357,073,186	204,290,955	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Small Cap Fund
February 28, 2018

Global Small Cap - Schedule of Investments
FEBRUARY 28, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.0%
Argentina — 1.0%
Grupo Supervielle SA ADR	5,088	156,252
Australia — 1.7%
BWX Ltd.	8,974	34,502
NEXTDC Ltd.(1)	27,997	143,124
Northern Star Resources Ltd.	19,484	94,919
		272,545
Austria — 0.5%
Schoeller-Bleckmann Oilfield Equipment AG(1)	747	76,751
Belgium — 0.5%
Galapagos NV(1)	842	88,303
Brazil — 0.8%
CVC Brasil Operadora e Agencia de Viagens SA	7,300	126,107
Canada — 3.6%
FirstService Corp.	894	62,222
Hudbay Minerals, Inc.	16,621	127,844
Interfor Corp.(1)	8,688	164,863
Parex Resources, Inc.(1)	11,499	160,316
Raging River Exploration, Inc.(1)	13,940	67,462
		582,707
China — 2.8%
Baozun, Inc. ADR(1)	4,699	165,217
Kingboard Laminates Holdings Ltd.	73,000	127,086
Wisdom Education International Holdings Co. Ltd.	218,000	157,701
		450,004
Finland — 0.5%
Outotec Oyj(1)	8,210	81,861
France — 1.4%
Solutions 30 SE(1)	3,532	130,149
Trigano SA	505	89,878
		220,027
Germany — 3.7%
AIXTRON SE(1)	7,750	154,810
MorphoSys AG(1)	1,495	148,842
Rheinmetall AG	1,546	204,601
Stabilus SA	852	81,104
		589,357
Hong Kong — 1.2%
Melco International Development Ltd.	71,000	197,615
India — 2.0%
Dewan Housing Finance Corp. Ltd.	14,649	120,154
Future Retail Ltd.(1)	15,454	121,998
Satin Creditcare Network Ltd.(1)	11,035	70,951
		313,103
Indonesia — 1.0%
PT Bank Tabungan Negara Persero Tbk	615,700	166,838
Italy — 3.6%
Banca Generali SpA	4,517	149,580

Biesse SpA	1,841	101,466
Gima TT SpA(1)	3,881	83,203
Moncler SpA	7,064	246,070
		580,319
Japan — 8.5%
Denka Co. Ltd.	2,100	77,417
Ichikoh Industries Ltd.	11,600	120,268
Investors Cloud Co. Ltd.	8,400	163,628
Itochu Techno-Solutions Corp.	2,000	81,729
Outsourcing, Inc.	6,700	127,170
Pigeon Corp.	3,500	140,733
Rohto Pharmaceutical Co. Ltd.	5,000	138,746
Sanwa Holdings Corp.	10,600	147,185
Seed Co. Ltd.	1,500	83,848
Seino Holdings Co. Ltd.	4,700	79,970
SHO-BOND Holdings Co. Ltd.	1,500	107,510
Systena Corp.	2,100	89,483
		1,357,687
Malaysia — 0.6%
My EG Services Bhd	132,300	89,970
Netherlands — 3.1%
AMG Advanced Metallurgical Group NV	2,592	128,533
ASR Nederland NV	5,021	225,086
InterXion Holding NV(1)	2,607	146,774
		500,393
New Zealand — 1.9%
a2 Milk Co. Ltd.(1)	32,122	302,703
Portugal — 0.9%
Banco Comercial Portugues SA, R Shares(1)	417,969	149,184
Singapore — 1.8%
Venture Corp. Ltd.	14,300	295,001
South Africa — 1.0%
Barloworld Ltd.	3,085	46,195
Dis-Chem Pharmacies Ltd.	40,344	117,683
		163,878
South Korea — 2.6%
Finetex EnE, Inc.(1)	12,629	65,476
InBody Co. Ltd.	3,123	121,027
Mando Corp.	456	108,550
Modetour Network, Inc.	3,253	119,456
		414,509
Spain — 1.8%
Inmobiliaria Colonial Socimi SA	7,804	82,363
Masmovil Ibercom SA(1)	1,426	202,070
		284,433
Sweden — 1.2%
SSAB AB, A Shares(1)	27,195	160,735
Vitrolife AB	526	36,545
		197,280
Switzerland — 2.8%
Georg Fischer AG	114	165,891
Idorsia Ltd.(1)	4,179	112,283
Straumann Holding AG	112	75,182

Tecan Group AG	446	93,367
		446,723
Taiwan — 1.2%
Airtac International Group	4,402	78,617
TCI Co. Ltd.	10,000	110,337
		188,954
United Kingdom — 2.2%
Beazley plc	9,737	69,580
Burford Capital Ltd.	4,839	69,499
Dechra Pharmaceuticals plc	706	24,386
Rentokil Initial plc	19,158	76,153
SSP Group plc	13,549	112,229
		351,847
United States — 46.1%
2U, Inc.(1)	1,496	123,839
AAR Corp.	3,416	145,453
ABIOMED, Inc.(1)	379	101,640
Amedisys, Inc.(1)	1,382	81,828
American Eagle Outfitters, Inc.	5,374	103,557
At Home Group, Inc.(1)	5,419	160,348
Boingo Wireless, Inc.(1)	5,821	154,082
Bottomline Technologies de, Inc.(1)	3,198	121,460
Brink's Co. (The)	1,904	139,944
Burlington Stores, Inc.(1)	1,346	165,073
Callon Petroleum Co.(1)	10,018	105,890
Catalent, Inc.(1)	2,912	121,576
Central Garden & Pet Co.(1)	3,896	150,502
Chart Industries, Inc.(1)	2,174	119,809
Chegg, Inc.(1)	4,663	92,840
Copart, Inc.(1)	2,056	96,241
Dycom Industries, Inc.(1)	1,225	133,819
Fair Isaac Corp.	881	149,717
Flexion Therapeutics, Inc.(1)	3,245	82,293
Gardner Denver Holdings, Inc.(1)	3,458	110,691
Green Dot Corp., Class A(1)	1,230	80,110
GrubHub, Inc.(1)	1,297	128,935
Hamilton Lane, Inc., Class A	4,437	155,029
HealthEquity, Inc.(1)	3,015	173,604
HEICO Corp.	1,866	159,730
Heritage Financial Corp.	5,423	161,334
Hilton Grand Vacations, Inc.(1)	1,866	80,537
Installed Building Products, Inc.(1)	1,229	73,433
Insulet Corp.(1)	1,799	135,087
Kadant, Inc.	1,194	113,908
Kennametal, Inc.	2,655	109,386
Kinsale Capital Group, Inc.	3,859	189,091
Kratos Defense & Security Solutions, Inc.(1)	6,893	83,061
LendingTree, Inc.(1)	209	72,837
LogMeIn, Inc.	1,050	121,328
Malibu Boats, Inc., Class A(1)	5,655	181,243
Masimo Corp.(1)	861	75,363
MGP Ingredients, Inc.	2,032	170,525
Mimecast Ltd.(1)	3,009	104,533

Monolithic Power Systems, Inc.	587	68,714
National Instruments Corp.	1,944	98,289
National Vision Holdings, Inc.(1)	2,183	75,444
Navistar International Corp.(1)	1,860	69,415
NMI Holdings, Inc., Class A(1)	11,863	235,481
Ollie's Bargain Outlet Holdings, Inc.(1)	1,463	86,829
PGT Innovations, Inc.(1)	8,569	149,958
RH(1)	1,096	93,028
RSP Permian, Inc.(1)	3,310	126,806
SiteOne Landscape Supply, Inc.(1)	1,988	136,854
Summit Materials, Inc., Class A(1)	1,326	41,941
SVB Financial Group(1)	835	207,898
Teladoc, Inc.(1)	3,172	127,197
Terex Corp.	3,176	131,868
Trupanion, Inc.(1)	5,340	158,224
Varex Imaging Corp.(1)	1,867	65,140
Vocera Communications, Inc.(1)	5,749	158,097
Western Alliance Bancorp(1)	3,302	193,035
Wintrust Financial Corp.	1,931	163,189
XPO Logistics, Inc.(1)	1,753	172,548
		7,389,631
TOTAL COMMON STOCKS (Cost $13,256,065)		16,033,982
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 4.50%, 10/15/18 - 8/15/47, valued at $43,203), in a joint trading account at 1.10%, dated 2/28/18, due 3/1/18 (Delivery value $42,368)		42,367
State Street Institutional U.S. Government Money Market Fund, Premier Class	35,371	35,371
TOTAL TEMPORARY CASH INVESTMENTS (Cost $77,738)		77,738
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $13,333,803)		16,111,720
OTHER ASSETS AND LIABILITIES — (0.5)%		(85,710)
TOTAL NET ASSETS — 100.0%		$16,026,010

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	20.5%
Financials	17.4%
Consumer Discretionary	14.9%
Information Technology	14.6%
Health Care	12.8%
Consumer Staples	7.2%
Materials	5.0%
Energy	3.4%
Telecommunication Services	2.3%
Real Estate	1.9%
Cash and Equivalents*	—%

* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Argentina	156,252	—	—
China	165,217	284,787	—
Netherlands	146,774	353,619	—
United States	7,389,631	—	—
Other Countries	—	7,537,702	—
Temporary Cash Investments	35,371	42,367	—
	7,893,245	8,218,475	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Discovery Fund
February 28, 2018

International Discovery - Schedule of Investments
FEBRUARY 28, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Argentina — 0.5%
Grupo Supervielle SA ADR	93,953	2,885,297
Australia — 3.7%
ALS Ltd.	514,310	2,863,007
Aristocrat Leisure Ltd.	407,640	7,728,326
Treasury Wine Estates Ltd.	753,040	10,169,543
		20,760,876
Belgium — 1.5%
Galapagos NV(1)	33,940	3,559,372
Umicore SA	90,210	5,095,481
		8,654,853
Brazil — 1.3%
Magazine Luiza SA	260,100	7,247,296
Canada — 7.4%
Arizona Mining, Inc.(1)	432,130	1,367,244
Bombardier, Inc., B Shares(1)	1,210,380	3,829,600
BRP, Inc.	118,270	4,146,639
Canadian Western Bank	147,780	4,368,217
First Quantum Minerals Ltd.	370,460	6,036,720
Franco-Nevada Corp. (New York)	20,010	1,401,901
Kirkland Lake Gold Ltd.	261,070	4,097,529
Parex Resources, Inc.(1)	158,610	2,211,294
Premium Brands Holdings Corp.	77,110	6,224,325
Sleep Country Canada Holdings, Inc.	106,180	2,599,888
Trican Well Service Ltd.(1)	2,257,210	5,541,000
		41,824,357
China — 6.9%
58.com, Inc. ADR(1)	81,860	6,169,788
Brilliance China Automotive Holdings Ltd.	1,742,000	4,667,200
China Lodging Group Ltd. ADR	38,980	5,921,062
China Resources Beer Holdings Co. Ltd.	2,242,000	8,621,485
Shenzhou International Group Holdings Ltd.	597,000	5,866,228
SINA Corp.(1)	38,810	4,538,053
Sunny Optical Technology Group Co. Ltd.	189,200	3,141,392
		38,925,208
Denmark — 3.0%
DSV A/S	187,930	14,730,170
Topdanmark A/S(1)	50,321	2,470,741
		17,200,911
France — 8.2%
Amundi SA	52,700	4,288,999
Arkema SA	34,210	4,470,012
BioMerieux	19,900	1,526,319
Eiffage SA	51,300	5,554,476
Euronext NV	77,630	5,406,334
Fnac Darty SA(1)	24,190	2,714,058
Rubis SCA	81,430	5,813,170
SOITEC(1)	39,550	3,086,908

Teleperformance	43,200	6,143,706
Ubisoft Entertainment SA(1)	93,430	7,691,729
		46,695,711
Germany — 7.1%
1&1 Drillisch AG	56,420	4,368,967
HUGO BOSS AG	31,680	2,823,880
KION Group AG	35,510	3,042,992
Rheinmetall AG	47,510	6,287,587
Salzgitter AG	48,450	2,767,576
United Internet AG	96,620	6,570,078
Wacker Chemie AG	32,020	5,461,910
Wirecard AG	73,420	8,810,596
		40,133,586
Hong Kong — 1.1%
Melco Resorts & Entertainment Ltd. ADR	223,590	6,137,545
India — 2.5%
Dalmia Bharat Ltd.	63,340	2,526,583
Indiabulls Housing Finance Ltd.	280,690	5,295,374
Vakrangee Ltd.	947,300	2,301,470
Yes Bank Ltd.	891,250	4,372,265
		14,495,692
Indonesia — 0.6%
United Tractors Tbk PT	1,355,000	3,494,945
Israel — 2.1%
Frutarom Industries Ltd.	62,170	5,674,931
Nice Ltd. ADR(1)	63,570	6,140,226
		11,815,157
Italy — 2.9%
CNH Industrial NV	890,930	12,004,536
FinecoBank Banca Fineco SpA	141,830	1,740,822
Industria Macchine Automatiche SpA	33,020	2,855,505
		16,600,863
Japan — 16.9%
Anritsu Corp.	268,800	3,555,534
Bank of Kyoto Ltd. (The)	52,300	2,899,120
Coca-Cola Bottlers Japan Holdings, Inc.	163,100	6,176,929
Daifuku Co. Ltd.	56,600	3,693,272
Don Quijote Holdings Co. Ltd.	130,900	7,313,846
Hitachi Construction Machinery Co. Ltd.	99,000	4,210,720
Hosiden Corp.	220,000	3,208,371
Ichikoh Industries Ltd.	234,500	2,431,273
Kose Corp.	21,800	4,076,112
Mitsui Mining & Smelting Co. Ltd.	94,700	4,731,792
Outsourcing, Inc.	161,600	3,067,256
Penta-Ocean Construction Co. Ltd.	847,300	6,098,572
Sanwa Holdings Corp.	410,700	5,702,712
Seino Holdings Co. Ltd.	246,900	4,200,976
Seria Co. Ltd.	50,500	2,520,266
SUMCO Corp.	320,500	8,479,059
THK Co. Ltd.	175,900	7,589,182
Tokai Carbon Co. Ltd.	252,800	4,364,461
Topcon Corp.	116,019	2,574,572
Tsubaki Nakashima Co. Ltd.	238,500	6,900,506

Vector, Inc.	98,000	2,072,213
		95,866,744
Netherlands — 2.0%
AMG Advanced Metallurgical Group NV	83,440	4,137,668
BE Semiconductor Industries NV	29,400	2,894,860
InterXion Holding NV(1)	81,940	4,613,222
		11,645,750
New Zealand — 1.2%
a2 Milk Co. Ltd.(1)	710,720	6,697,488
Norway — 1.0%
Aker BP ASA	98,530	2,402,560
Borr Drilling Ltd.(1)	828,443	3,506,340
		5,908,900
Poland — 0.8%
CCC SA	62,420	4,564,737
Portugal — 0.5%
Banco Comercial Portugues SA, R Shares(1)	7,508,590	2,680,018
Russia — 0.9%
Yandex NV, A Shares(1)	129,540	5,322,799
Singapore — 1.6%
Venture Corp. Ltd.	442,900	9,136,771
South Africa — 0.6%
Capitec Bank Holdings Ltd.	49,490	3,453,802
South Korea — 1.1%
Hotel Shilla Co. Ltd.	34,090	2,550,740
ING Life Insurance Korea Ltd.	78,040	3,814,485
		6,365,225
Spain — 1.0%
Cellnex Telecom SA	214,010	5,490,370
Sweden — 1.0%
Dometic Group AB	546,940	5,623,900
Switzerland — 7.9%
GAM Holding AG	167,610	3,031,720
Georg Fischer AG	2,122	3,087,901
Logitech International SA	200,350	7,836,712
Lonza Group AG	43,960	11,181,101
Partners Group Holding AG	7,590	5,476,587
Sika AG	980	8,058,137
Straumann Holding AG	9,440	6,336,734
		45,008,892
Taiwan — 4.2%
Airtac International Group	162,309	2,898,736
Chailease Holding Co. Ltd.	2,207,000	7,290,290
Gourmet Master Co. Ltd.	363,800	5,017,385
Macronix International(1)	5,962,845	8,553,228
		23,759,639
United Kingdom — 9.9%
Ashtead Group plc	447,660	12,907,861
B&M European Value Retail SA	1,313,340	7,426,568
Burford Capital Ltd.	239,848	3,444,749
Clinigen Healthcare Ltd.(1)	222,170	2,821,170
DCC plc	16,940	1,538,722
Intermediate Capital Group plc	517,720	7,488,838

Just Eat plc(1)	511,306	6,135,878
Keywords Studios plc	171,300	3,674,769
Melrose Industries plc	1,079,790	3,372,759
Segro plc	746,430	5,842,009
Wizz Air Holdings plc(1)	28,620	1,417,897
		56,071,220
TOTAL COMMON STOCKS (Cost $477,621,493)		564,468,552
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 4.50%, 10/15/18 - 8/15/47, valued at $1,652,101), in a joint trading account at 1.10%, dated 2/28/18, due 3/1/18 (Delivery value $1,620,156)		1,620,106
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $1,379,613), at 0.54%, dated 2/28/18, due 3/1/18 (Delivery value $1,350,020)		1,350,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	87,805	87,805
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,057,911)		3,057,911
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $480,679,404)		567,526,463
OTHER ASSETS AND LIABILITIES†		253,842
TOTAL NET ASSETS — 100.0%		$567,780,305

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.8%
Information Technology	20.1%
Consumer Discretionary	15.9%
Financials	12.4%
Materials	10.5%
Consumer Staples	7.4%
Health Care	4.5%
Energy	3.0%
Telecommunication Services	1.8%
Real Estate	1.0%
Utilities	1.0%
Cash and Equivalents*	0.6%

* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Argentina	$2,885,297	—	—
Canada	1,401,901	$40,422,456	—
China	16,628,903	22,296,305	—
Hong Kong	6,137,545	—	—
Israel	6,140,226	5,674,931	—
Netherlands	4,613,222	7,032,528	—
Russia	5,322,799	—	—
Other Countries	—	445,912,439	—
Temporary Cash Investments	87,805	2,970,106	—
	43,217,698	524,308,765	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Growth Fund
February 28, 2018

International Growth - Schedule of Investments
FEBRUARY 28, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Australia — 3.7%
CSL Ltd.	237,630	29,878,560
Treasury Wine Estates Ltd.	2,144,680	28,963,156
		58,841,716
Austria — 1.6%
Erste Group Bank AG	521,152	26,468,531
Belgium — 2.1%
KBC Group NV	234,070	22,014,057
Umicore SA	199,700	11,279,985
		33,294,042
Brazil — 3.3%
Banco do Brasil SA	864,900	11,113,255
Itau Unibanco Holding SA Preference Shares	632,300	9,923,930
Localiza Rent a Car SA	1,891,900	14,974,847
Lojas Renner SA	1,286,200	13,817,073
Magazine Luiza SA	84,200	2,346,107
		52,175,212
Canada — 1.3%
Bombardier, Inc., B Shares(1)	3,958,720	12,525,252
Dollarama, Inc.	65,710	7,647,902
		20,173,154
China — 4.0%
Alibaba Group Holding Ltd. ADR(1)	110,580	20,583,361
ANTA Sports Products Ltd.	2,373,000	11,653,908
TAL Education Group ADR	337,300	12,736,448
Tencent Holdings Ltd.	338,500	18,564,615
		63,538,332
Denmark — 2.5%
AP Moller - Maersk A/S, B Shares	4,890	7,960,884
Chr Hansen Holding A/S	204,610	17,013,759
DSV A/S	183,060	14,348,453
		39,323,096
Finland — 0.8%
Neste Oyj	181,170	13,233,739
France — 7.4%
Accor SA	253,900	14,668,175
Arkema SA	135,600	17,718,025
BNP Paribas SA	206,710	16,344,398
Danone SA	325,140	25,941,054
Kering SA	40,030	18,813,292
Valeo SA	196,146	12,691,828
Vivendi SA	510,230	13,170,478
		119,347,250

Germany — 7.0%
adidas AG	121,490	27,038,132
Deutsche Boerse AG	125,990	16,774,887
Fresenius Medical Care AG & Co. KGaA	119,730	12,716,924
HeidelbergCement AG	196,540	19,821,465
Infineon Technologies AG	398,470	10,833,909
OSRAM Licht AG	98,070	7,782,406
Zalando SE(1)	315,400	18,005,721
		112,973,444
Hong Kong — 2.1%
AIA Group Ltd.	4,146,600	34,431,037
India — 0.7%
HDFC Bank Ltd.	406,700	11,862,628
Indonesia — 1.1%
Bank Mandiri Persero Tbk PT	30,269,700	18,208,373
Ireland — 2.2%
CRH plc	390,660	12,882,730
Ryanair Holdings plc ADR(1)	183,941	22,304,686
		35,187,416
Italy — 1.4%
UniCredit SpA(1)	1,056,915	22,370,636
Japan — 16.3%
Chiba Bank Ltd. (The)	1,238,000	10,184,019
Coca-Cola Bottlers Japan Holdings, Inc.	227,100	8,600,740
CyberAgent, Inc.	451,000	19,395,500
Daikin Industries Ltd.	123,800	14,555,006
Don Quijote Holdings Co. Ltd.	174,500	9,749,932
Keyence Corp.	36,800	22,256,882
Komatsu Ltd.	785,900	28,515,862
MonotaRO Co. Ltd.	461,300	14,775,152
Nintendo Co. Ltd.	56,700	25,931,613
Nitori Holdings Co. Ltd.	75,500	12,655,511
Pola Orbis Holdings, Inc.	410,300	17,196,440
Recruit Holdings Co. Ltd.	667,300	16,026,099
Rohm Co. Ltd.	124,800	13,200,141
Ryohin Keikaku Co. Ltd.	42,100	14,371,607
Start Today Co. Ltd.	617,100	15,900,291
Sysmex Corp.	221,500	18,344,175
		261,658,970
Mexico — 0.7%
Grupo Financiero Banorte SAB de CV	1,931,910	11,581,837
Netherlands — 4.4%
ASML Holding NV	141,370	27,617,142
Heineken NV	164,315	17,088,817
InterXion Holding NV(1)	169,040	9,516,952
Unilever NV CVA	327,380	17,057,455
		71,280,366
Portugal — 0.9%
Jeronimo Martins SGPS SA	694,981	14,410,104

Russia — 1.0%
Yandex NV, A Shares(1)	383,380	15,753,084
Spain — 1.9%
Amadeus IT Group SA	246,770	18,111,627
CaixaBank SA	1,536,210	7,464,058
Cellnex Telecom SA	198,480	5,091,952
		30,667,637
Sweden — 1.9%
Hexagon AB, B Shares	327,050	19,060,635
Lundin Petroleum AB(1)	511,340	11,945,634
		31,006,269
Switzerland — 6.4%
ABB Ltd.	733,130	17,754,230
Cie Financiere Richemont SA	185,450	16,326,503
Credit Suisse Group AG	821,410	15,078,734
Julius Baer Group Ltd.	317,280	20,518,194
Lonza Group AG	127,700	32,480,133
		102,157,794
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,596,000	13,107,421
Thailand — 0.6%
CP ALL PCL	3,443,500	9,146,402
United Kingdom — 22.7%
Ashtead Group plc	605,485	17,458,598
ASOS plc(1)	193,686	19,780,371
Associated British Foods plc	258,843	9,337,083
AstraZeneca plc	327,880	21,474,593
Aviva plc	1,832,625	12,671,479
B&M European Value Retail SA	3,636,711	20,564,576
British American Tobacco plc	557,240	32,728,503
Bunzl plc	536,190	14,400,965
Carnival plc	267,550	17,653,691
Coca-Cola HBC AG	330,700	10,820,813
Compass Group plc	785,039	16,696,443
Diageo plc	776,100	26,303,661
Ferguson plc	261,410	18,408,572
HSBC Holdings plc (Hong Kong)	1,674,400	16,577,740
Intertek Group plc	220,160	14,857,570
Just Eat plc(1)	903,834	10,846,371
London Stock Exchange Group plc	507,830	28,100,943
RELX plc	797,450	16,382,967
Royal Dutch Shell plc, A Shares	580,447	18,384,984
Weir Group plc (The)	738,270	20,556,380
		364,006,303
TOTAL COMMON STOCKS (Cost $1,207,933,117)		1,586,204,793
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 4.50%, 10/15/18 - 8/15/47, valued at $9,398,788), in a joint trading account at 1.10%, dated 2/28/18, due 3/1/18 (Delivery value $9,217,049)		9,216,767
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $7,838,074), at 0.54%, dated 2/28/18, due 3/1/18 (Delivery value $7,682,115)		7,682,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	12,946	12,946
TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,911,713)		16,911,713
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,224,844,830)		1,603,116,506
OTHER ASSETS AND LIABILITIES — 0.2%		2,439,883
TOTAL NET ASSETS — 100.0%		$1,605,556,389

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	19.7%
Financials	19.3%
Industrials	17.1%
Information Technology	14.1%
Consumer Staples	13.5%
Health Care	7.2%
Materials	4.9%
Energy	2.7%
Telecommunication Services	0.3%
Cash and Equivalents*	1.2%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	33,319,809	30,218,523	—
Ireland	22,304,686	12,882,730	—
Netherlands	9,516,952	61,763,414	—
Russia	15,753,084	—	—
Other Countries	—	1,400,445,595	—
Temporary Cash Investments	12,946	16,898,767	—
	80,907,477	1,522,209,029	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Opportunities Fund
February 28, 2018

International Opportunities - Schedule of Investments
FEBRUARY 28, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%
Argentina — 0.9%
Grupo Supervielle SA ADR	69,980	2,149,086
Australia — 2.2%
ALS Ltd.	205,922	1,146,305
BWX Ltd.	139,139	534,937
NEXTDC Ltd.(1)	386,314	1,974,891
Northern Star Resources Ltd.	277,703	1,352,869
		5,009,002
Austria — 1.2%
FACC AG(1)	59,407	1,527,798
Schoeller-Bleckmann Oilfield Equipment AG(1)	11,728	1,205,003
		2,732,801
Belgium — 0.8%
Galapagos NV(1)	16,960	1,778,637
Brazil — 2.3%
CVC Brasil Operadora e Agencia de Viagens SA	149,200	2,577,421
Magazine Luiza SA	96,004	2,675,007
		5,252,428
Canada — 7.9%
Arizona Mining, Inc.(1)	412,679	1,305,702
BRP, Inc.	68,621	2,405,906
Canadian Western Bank	64,093	1,894,520
CES Energy Solutions Corp.	135,956	588,027
Descartes Systems Group, Inc. (The)(1)	41,805	1,107,676
FirstService Corp.	12,332	858,300
Hudbay Minerals, Inc.	216,881	1,668,185
Interfor Corp.(1)	121,345	2,302,643
Kirkland Lake Gold Ltd.	80,621	1,265,358
Parex Resources, Inc.(1)	158,905	2,215,407
Premium Brands Holdings Corp.	23,555	1,901,361
Raging River Exploration, Inc.(1)	173,014	837,295
		18,350,380
China — 4.4%
Baozun, Inc. ADR(1)	60,563	2,129,395
China Resources Cement Holdings Ltd.	3,142,000	2,405,148
Kingboard Laminates Holdings Ltd.	1,208,000	2,103,020
Lonking Holdings Ltd.	3,028,000	1,253,952
Wisdom Education International Holdings Co. Ltd.	3,104,000	2,245,427
		10,136,942
Denmark — 1.6%
Ambu A/S, B Shares	72,420	1,393,729
Topdanmark A/S(1)	47,148	2,314,948
		3,708,677
Finland — 0.5%
Outotec Oyj(1)	115,124	1,147,896
France — 7.2%
Alten SA	17,878	1,721,296
Fnac Darty SA(1)	10,318	1,157,654

Maisons du Monde SA	27,214	1,152,595
Rubis SCA	55,186	3,939,649
SOITEC(1)	15,346	1,197,767
Solutions 30 SE(1)	56,175	2,069,971
Teleperformance	11,607	1,650,694
Trigano SA	6,925	1,232,488
Worldline SA(1)	48,993	2,488,533
		16,610,647
Germany — 5.7%
AIXTRON SE(1)	113,365	2,264,513
AURELIUS Equity Opportunities SE & Co. KGaA	21,527	1,580,755
Carl Zeiss Meditec AG	28,455	1,758,683
Jungheinrich AG Preference Shares	38,491	1,873,075
MorphoSys AG(1)	24,919	2,480,937
Rheinmetall AG	24,794	3,281,297
		13,239,260
Hong Kong — 1.7%
Melco International Development Ltd.	1,020,000	2,838,972
Nameson Holdings Ltd.	2,898,000	1,046,753
		3,885,725
India — 2.2%
Dewan Housing Finance Corp. Ltd.	209,461	1,718,048
Future Retail Ltd.(1)	204,047	1,610,799
Satin Creditcare Network Ltd.(1)	124,941	803,322
Vakrangee Ltd.	358,839	871,801
		5,003,970
Indonesia — 1.1%
PT Bank Tabungan Negara Persero Tbk	9,535,000	2,583,721
Italy — 4.7%
Amplifon SpA	105,402	1,669,171
Biesse SpA	26,935	1,484,516
Buzzi Unicem SpA	18,128	445,088
Davide Campari-Milano SpA	110,472	792,204
FinecoBank Banca Fineco SpA	170,088	2,087,660
Gima TT SpA(1)	57,979	1,242,983
Moncler SpA	86,953	3,028,951
		10,750,573
Japan — 19.3%
Anritsu Corp.	198,800	2,629,613
Daifuku Co. Ltd.	17,700	1,154,963
Denka Co. Ltd.	44,100	1,625,757
DMG Mori Co. Ltd.	54,900	1,098,351
GMO Payment Gateway, Inc.	19,300	1,606,151
HIS Co. Ltd.	25,200	933,232
Hosiden Corp.	68,800	1,003,345
Ichikoh Industries Ltd.	132,900	1,377,894
Investors Cloud Co. Ltd.	127,600	2,485,595
Itochu Techno-Solutions Corp.	28,100	1,148,293
KH Neochem Co. Ltd.	38,700	1,206,025
Maruwa Co. Ltd.	14,800	1,222,076
Maxell Holdings Ltd.	26,600	538,058
Nihon Kohden Corp.	40,200	1,137,075
Nihon M&A Center, Inc.	24,700	1,596,048

OSAKA Titanium Technologies Co. Ltd.	42,400	1,032,615
Outsourcing, Inc.	94,500	1,793,661
Pigeon Corp.	48,800	1,962,214
Pressance Corp.	76,400	1,198,893
Rohto Pharmaceutical Co. Ltd.	72,600	2,014,600
Sakata Seed Corp.	29,900	1,032,275
Sanwa Holdings Corp.	157,100	2,181,388
Seed Co. Ltd.	20,700	1,157,109
Seino Holdings Co. Ltd.	68,500	1,165,520
SHO-BOND Holdings Co. Ltd.	20,000	1,433,462
Systena Corp.	29,600	1,261,284
Topcon Corp.	67,500	1,497,889
Tsubaki Nakashima Co. Ltd.	103,600	2,997,453
V Technology Co. Ltd.	7,200	1,912,503
Zenkoku Hosho Co. Ltd.	26,300	1,158,477
		44,561,819
Malaysia — 0.6%
My EG Services Bhd	2,155,000	1,465,503
Netherlands — 3.3%
AMG Advanced Metallurgical Group NV	37,288	1,849,058
ASR Nederland NV	82,294	3,689,149
InterXion Holding NV(1)	37,277	2,098,695
		7,636,902
New Zealand — 2.5%
a2 Milk Co. Ltd.(1)	490,710	4,624,218
Fisher & Paykel Healthcare Corp. Ltd.	122,726	1,214,344
		5,838,562
Norway — 0.9%
Aker BP ASA	58,807	1,433,953
Petroleum Geo-Services ASA(1)	192,833	614,361
		2,048,314
Portugal — 0.9%
Banco Comercial Portugues SA, R Shares(1)	5,892,736	2,103,276
Singapore — 2.0%
Venture Corp. Ltd.	221,800	4,575,606
South Africa — 1.2%
Barloworld Ltd.	44,145	661,033
Dis-Chem Pharmacies Ltd.	759,941	2,216,738
		2,877,771
South Korea — 3.7%
Finetex EnE, Inc.(1)	174,649	905,474
InBody Co. Ltd.	50,345	1,951,049
ING Life Insurance Korea Ltd.	25,130	1,228,319
Loen Entertainment, Inc.	13,470	1,347,456
Mando Corp.	6,249	1,487,558
Modetour Network, Inc.	46,907	1,722,515
		8,642,371
Spain — 3.1%
Inmobiliaria Colonial Socimi SA	220,591	2,328,120
Masmovil Ibercom SA(1)	21,850	3,096,233
NH Hotel Group SA	228,833	1,733,179
		7,157,532

Sweden — 1.7%
Dometic Group AB	141,025	1,450,087
Saab AB, B Shares	5,134	233,195
SSAB AB, A Shares(1)	370,077	2,187,327
		3,870,609
Switzerland — 4.0%
Georg Fischer AG	1,967	2,862,348
Idorsia Ltd.(1)	54,024	1,451,535
Logitech International SA	47,033	1,839,701
Straumann Holding AG	2,492	1,672,790
Tecan Group AG	7,186	1,504,341
		9,330,715
Taiwan — 2.1%
Airtac International Group	72,345	1,292,036
Chailease Holding Co. Ltd.	522,000	1,724,301
Silergy Corp.	11,000	242,821
TCI Co. Ltd.	133,000	1,467,485
		4,726,643
Thailand — 0.4%
Taokaenoi Food & Marketing PCL	1,477,700	930,948
United Kingdom — 8.0%
Aveva Group plc	34,919	1,380,585
Beazley plc	138,475	989,529
Bellway plc	29,620	1,263,895
Burford Capital Ltd.	76,624	1,100,490
Dechra Pharmaceuticals plc	10,143	350,355
Greggs plc	78,084	1,282,161
Intermediate Capital Group plc	191,185	2,765,498
Just Eat plc(1)	228,225	2,738,792
Rentokil Initial plc	420,069	1,669,766
Rotork plc	570,982	2,316,373
Sanne Group plc	109,354	969,412
SSP Group plc	207,769	1,720,994
		18,547,850
TOTAL COMMON STOCKS (Cost $178,109,609)		226,654,166
TEMPORARY CASH INVESTMENTS — 1.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 4.50%, 10/15/18 - 8/15/47, valued at $2,146,968), in a joint trading account at 1.10%, dated 2/28/18, due 3/1/18 (Delivery value $2,105,453)		2,105,389
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $1,791,159), at 0.54%, dated 2/28/18, due 3/1/18 (Delivery value $1,754,026)		1,754,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,258	1,258
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,860,647)		3,860,647
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $181,970,256)		230,514,813
OTHER ASSETS AND LIABILITIES — 0.2%		412,735
TOTAL NET ASSETS — 100.0%		$230,927,548

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	19.5%
Industrials	16.5%
Consumer Discretionary	15.5%
Financials	13.3%
Health Care	9.3%
Materials	8.1%
Consumer Staples	7.4%
Energy	3.0%
Real Estate	2.5%
Utilities	1.7%
Telecommunication Services	1.3%
Cash and Equivalents*	1.9%

* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	6,377,176	220,276,990	—
Temporary Cash Investments	1,258	3,859,389	—
	6,378,434	224,136,379	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Value Fund
February 28, 2018

International Value - Schedule of Investments
FEBRUARY 28, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.5%
Australia — 4.6%
Australia & New Zealand Banking Group Ltd.	59,000	1,322,479
Bendigo and Adelaide Bank Ltd.	13,028	113,948
CIMIC Group Ltd.	6,705	241,698
Commonwealth Bank of Australia	8,765	517,774
Dexus	28,179	202,221
Fortescue Metals Group Ltd.	95,254	370,222
Qantas Airways Ltd.	70,021	318,084
Regis Resources Ltd.	20,826	68,948
Scentre Group	38,478	114,141
Wesfarmers Ltd.	7,384	235,772
Westpac Banking Corp.	10,459	248,273
		3,753,560
Austria — 0.8%
Erste Group Bank AG	4,226	214,632
OMV AG	7,623	434,669
		649,301
Belgium — 1.2%
KBC Group NV	10,371	975,382
Brazil — 0.7%
Banco Santander Brasil SA ADR	10,100	113,928
Petroleo Brasileiro SA ADR(1)	31,500	412,335
		526,263
China — 1.9%
China Construction Bank Corp., H Shares	477,000	490,569
China Huarong Asset Management Co. Ltd., H Shares	379,000	170,313
Country Garden Holdings Co. Ltd.	101,000	179,013
Industrial & Commercial Bank of China Ltd., H Shares	233,000	198,900
People's Insurance Co. Group of China Ltd. (The), H Shares	242,000	129,328
Ping An Insurance Group Co. of China Ltd., H Shares	14,000	147,393
Tencent Holdings Ltd.	3,500	191,953
		1,507,469
Denmark — 0.1%
TDC A/S	9,165	74,518
Finland — 1.4%
UPM-Kymmene Oyj	25,185	860,569
Valmet Oyj	13,711	293,260
		1,153,829
France — 7.7%
Air France-KLM(1)	19,885	234,754
BNP Paribas SA	20,094	1,588,817
Casino Guichard Perrachon SA	4,529	245,869
CNP Assurances	24,137	586,705
Engie SA	38,878	607,313
Eutelsat Communications SA	12,437	290,929
Metropole Television SA	5,170	146,848
Orange SA	24,260	410,713
Peugeot SA	5,910	133,027

Sanofi	5,312	419,010
Societe Generale SA	4,878	279,678
TOTAL SA	15,255	870,954
Veolia Environnement SA	15,638	379,642
		6,194,259
Germany — 8.9%
Allianz SE	7,425	1,732,659
BASF SE	4,973	522,119
CECONOMY AG	3,715	48,638
Covestro AG	5,648	639,741
Daimler AG	3,218	275,737
Deutsche Lufthansa AG	20,639	693,936
Deutsche Telekom AG	14,812	239,504
Deutsche Wohnen SE	5,690	235,455
Hamburger Hafen und Logistik AG	3,126	76,529
Hannover Rueck SE	1,098	149,762
HUGO BOSS AG	2,517	224,359
METRO AG	18,109	354,380
Muenchener Rueckversicherungs-Gesellschaft AG	2,258	505,850
ProSiebenSat.1 Media SE	9,830	390,098
Rheinmetall AG	1,557	206,057
Schaeffler AG Preference Shares	19,049	309,959
Siemens AG	3,836	505,459
Vonovia SE	1,917	87,444
		7,197,686
Hong Kong — 1.9%
BOC Hong Kong Holdings Ltd.	32,000	160,685
Kerry Properties Ltd.	51,000	230,632
PCCW Ltd.	551,000	312,962
WH Group Ltd.	107,500	132,316
Wharf Holdings Ltd. (The)	115,000	426,143
Wheelock & Co. Ltd.	36,000	261,280
		1,524,018
India — 1.0%
GAIL India Ltd.	26,366	184,464
Maruti Suzuki India Ltd.	1,105	149,068
Tata Power Co. Ltd. (The)	115,642	149,262
Titan Co. Ltd.	9,269	115,385
Yes Bank Ltd.	48,189	236,404
		834,583
Indonesia — 0.1%
Bank Negara Indonesia Persero Tbk PT	152,400	107,221
Ireland — 0.5%
Bank of Ireland Group plc(1)	45,929	430,348
Italy — 2.1%
Assicurazioni Generali SpA	29,970	562,267
Enel SpA	30,580	177,437
EXOR NV	3,318	240,462
Fiat Chrysler Automobiles NV	33,157	703,978
		1,684,144
Japan — 23.7%
Brother Industries Ltd.	17,900	444,408
Canon, Inc.	9,800	373,986

Daiichikosho Co., Ltd.	4,800	254,901
Daito Trust Construction Co. Ltd.	300	49,818
Daiwa House Industry Co. Ltd.	5,100	188,524
FANUC Corp.	700	176,506
Fuji Machine Manufacturing Co. Ltd.	8,900	181,077
Haseko Corp.	30,800	451,572
Hitachi Chemical Co. Ltd.	2,100	46,811
Hitachi Construction Machinery Co. Ltd.	7,200	306,234
Honda Motor Co. Ltd.	10,200	367,680
Japan Tobacco, Inc.	1,300	37,047
JXTG Holdings, Inc.	100,400	609,533
Kajima Corp.	60,000	570,412
Kansai Electric Power Co., Inc. (The)	27,000	328,423
KDDI Corp.	29,000	712,382
Kirin Holdings Co. Ltd.	9,900	255,207
Lawson, Inc.	10,400	678,480
Leopalace21 Corp.	51,600	406,795
Maeda Corp.	14,400	172,262
Marubeni Corp.	13,400	102,099
Meitec Corp.	1,500	84,565
Miraca Holdings, Inc.	10,800	402,069
Mitsubishi Chemical Holdings Corp.	47,900	485,746
Mitsubishi UFJ Financial Group, Inc.	135,200	954,760
Mizuho Financial Group, Inc.	148,800	276,237
MS&AD Insurance Group Holdings, Inc.	6,400	198,217
NHK Spring Co. Ltd.	11,200	117,427
Nichias Corp.	9,000	118,594
Nihon Unisys Ltd.	5,700	118,785
Nippon Electric Glass Co. Ltd.	8,600	258,926
Nippon Light Metal Holdings Co. Ltd.	56,100	151,681
Nippon Telegraph & Telephone Corp.	15,500	717,844
Nishimatsu Construction Co. Ltd.	10,200	255,977
NTT DOCOMO, Inc.	23,600	603,527
Oji Holdings Corp.	48,000	313,673
ORIX Corp.	25,300	447,580
Sega Sammy Holdings, Inc.	25,100	362,873
Shizuoka Bank Ltd. (The)	51,000	513,410
Sompo Holdings, Inc.	3,400	130,927
Sony Corp.	5,300	266,965
Subaru Corp.	10,200	359,582
Sumitomo Mitsui Financial Group, Inc.	8,000	346,860
Suzuken Co. Ltd.	9,400	381,919
Suzuki Motor Corp.	10,900	623,008
Taisei Corp.	13,300	674,290
Tokyo Electron Ltd.	700	136,568
Tosoh Corp.	22,500	469,535
Toyota Boshoku Corp.	16,200	344,765
Toyota Motor Corp.	20,600	1,387,705
Trend Micro, Inc.	2,900	164,230
TS Tech Co. Ltd.	15,500	627,744
Ulvac, Inc.	2,700	165,660
		19,175,806

Malaysia — 0.4%
CIMB Group Holdings Bhd	192,400	350,770
Netherlands — 1.7%
ABN AMRO Group NV CVA	3,278	102,142
ING Groep NV	74,338	1,303,250
		1,405,392
Norway — 0.8%
Aker BP ASA	5,314	129,577
Telenor ASA	24,076	541,119
		670,696
Portugal — 0.5%
EDP - Energias de Portugal SA	37,142	124,324
Galp Energia SGPS SA	16,591	299,820
		424,144
Singapore — 2.0%
Oversea-Chinese Banking Corp. Ltd.	76,700	749,095
United Overseas Bank Ltd.	34,400	719,882
Yangzijiang Shipbuilding Holdings Ltd.	151,200	170,472
		1,639,449
South Korea — 1.4%
GS Holdings Corp.	921	56,059
LG Electronics, Inc.	3,777	346,138
Samsung Electronics Co. Ltd.	146	316,429
SK Hynix, Inc.	3,244	229,342
SK Innovation Co. Ltd.	820	154,695
		1,102,663
Spain — 4.5%
Banco Bilbao Vizcaya Argentaria SA	66,188	552,886
Banco Santander SA	106,963	733,606
Distribuidora Internacional de Alimentacion SA	33,424	159,103
Mapfre SA	150,882	506,604
Repsol SA	45,475	810,299
Telefonica SA	90,185	877,676
		3,640,174
Sweden — 1.4%
Electrolux AB, Series B	10,194	334,753
Fabege AB	2,490	53,725
NCC AB, B Shares	11,484	218,326
Peab AB	12,087	110,793
Tele2 AB, B Shares	31,070	367,498
		1,085,095
Switzerland — 7.4%
Credit Suisse Group AG	13,286	243,893
Nestle SA	6,921	550,913
Novartis AG	16,706	1,397,748
Roche Holding AG	2,584	599,149
Swiss Re AG	9,992	1,020,082
Swisscom AG	1,444	779,595
UBS Group AG	12,652	239,874
Zurich Insurance Group AG	3,507	1,157,004
		5,988,258
Taiwan — 0.5%

Catcher Technology Co. Ltd.	12,000	143,036
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,700	247,095
		390,131
United Kingdom — 19.3%
3i Group plc	56,423	726,780
Anglo American plc	15,543	377,252
BHP Billiton plc	46,981	958,477
BP plc	99,665	646,502
BT Group plc	47,067	155,110
Capita plc	10,320	24,877
Centamin plc	29,946	61,333
Centrica plc	317,068	622,913
Evraz plc	58,525	342,658
Firstgroup plc(1)	36,674	41,103
G4S plc	26,776	96,090
GlaxoSmithKline plc	87,495	1,570,764
HSBC Holdings plc (London)	240,839	2,370,928
Imperial Brands plc	8,961	321,533
International Consolidated Airlines Group SA	34,282	288,567
Investec plc	30,698	266,565
Legal & General Group plc	36,347	130,635
Lloyds Banking Group plc	270,023	255,101
Marks & Spencer Group plc	40,370	163,599
Rio Tinto plc	24,744	1,325,393
Royal Dutch Shell plc, B Shares	87,888	2,787,260
Royal Mail plc	59,002	454,230
Standard Life Aberdeen plc	79,214	399,195
Thomas Cook Group plc	139,343	234,229
Vodafone Group plc	351,138	983,119
		15,604,213
TOTAL COMMON STOCKS (Cost $74,375,710)		78,089,372
EXCHANGE-TRADED FUNDS — 2.3%
iShares MSCI EAFE ETF	6,500	456,755
iShares MSCI EAFE Value ETF	24,100	1,331,525
iShares MSCI Japan ETF	1,600	97,712
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,857,087)		1,885,992
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 4.50%, 10/15/18 - 8/15/47, valued at $425,142), in a joint trading account at 1.10%, dated 2/28/18, due 3/1/18 (Delivery value $416,922)		416,909
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 5/15/26, valued at $355,606), at 0.54%, dated 2/28/18, due 3/1/18 (Delivery value $347,005)		347,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,071	1,071
TOTAL TEMPORARY CASH INVESTMENTS (Cost $764,980)		764,980
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $76,997,777)		80,740,344
OTHER ASSETS AND LIABILITIES — 0.3%		215,813
TOTAL NET ASSETS — 100.0%		$80,956,157

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	31.8%
Consumer Discretionary	11.3%
Energy	8.9%
Materials	8.8%
Telecommunication Services	8.5%
Industrials	8.1%
Health Care	5.8%
Consumer Staples	3.6%
Information Technology	3.6%
Utilities	3.1%
Real Estate	3.0%
Exchange-Traded Funds	2.3%
Cash and Equivalents*	1.2%

* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	773,358	77,316,014	—
Exchange-Traded Funds	1,885,992	—	—
Temporary Cash Investments	1,071	763,909	—
	2,660,421	78,079,923	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Emerging Markets Fund
February 28, 2018

NT Emerging Markets - Schedule of Investments
FEBRUARY 28, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.3%
Brazil — 9.4%
Ambev SA ADR	713,111	4,813,499
Banco do Brasil SA	392,800	5,047,158
Itau Unibanco Holding SA ADR	315,600	4,913,892
Localiza Rent a Car SA	532,600	4,215,658
Lojas Renner SA	464,300	4,987,768
Magazine Luiza SA	205,500	5,725,949
Multiplan Empreendimentos Imobiliarios SA	225,518	4,886,258
Petrobras Distribuidora SA	225,600	1,539,714
Petroleo Brasileiro SA ADR(1)	281,435	3,951,347
Vale SA ADR	313,063	4,298,355
		44,379,598
Chile — 0.6%
SACI Falabella	140,667	1,423,647
Sociedad Quimica y Minera de Chile SA ADR	33,069	1,650,143
		3,073,790
China — 35.8%
AAC Technologies Holdings, Inc.	179,000	3,539,948
Alibaba Group Holding Ltd. ADR(1)	121,971	22,703,682
Anhui Conch Cement Co. Ltd., H Shares	850,000	4,511,811
Beijing Enterprises Water Group Ltd.	3,398,000	2,194,469
Brilliance China Automotive Holdings Ltd.	2,130,000	5,706,737
China Construction Bank Corp., H Shares	2,178,000	2,239,958
China Gas Holdings Ltd.	1,847,800	5,717,198
China Lodging Group Ltd. ADR	43,285	6,574,991
China Resources Beer Holdings Co. Ltd.	1,932,000	7,429,397
China Vanke Co. Ltd., H Shares	527,000	2,348,262
CNOOC Ltd.	5,014,000	7,143,412
Geely Automobile Holdings Ltd.	2,004,000	6,439,338
Haier Electronics Group Co. Ltd.	709,000	2,411,633
Industrial & Commercial Bank of China Ltd., H Shares	15,672,095	13,378,465
KWG Property Holding Ltd.	995,000	1,369,935
Maanshan Iron & Steel Co. Ltd., H Shares(1)	7,938,000	4,243,079
New Oriental Education & Technology Group, Inc. ADR	74,597	6,817,420
Nine Dragons Paper Holdings Ltd.	2,049,000	3,646,905
Ping An Insurance Group Co. of China Ltd., H Shares	1,065,000	11,212,392
Shenzhou International Group Holdings Ltd.	533,000	5,237,352
Sunny Optical Technology Group Co. Ltd.	252,500	4,192,398
TAL Education Group ADR	138,925	5,245,808
Tencent Holdings Ltd.	572,200	31,381,603
Weibo Corp. ADR(1)	27,364	3,516,821
		169,203,014
Czech Republic — 0.4%
Moneta Money Bank AS	425,339	1,711,011

Egypt — 0.4%
Commercial International Bank Egypt S.A.E.	142,684	623,738
Commercial International Bank Egypt S.A.E. GDR	298,604	1,353,996
		1,977,734
Hungary — 1.3%
OTP Bank plc	135,238	6,018,000
India — 5.1%
Balkrishna Industries Ltd.	77,725	1,291,111
Bharat Financial Inclusion Ltd.(1)	131,687	2,051,245
Future Retail Ltd.(1)	300,620	2,373,170
Godrej Consumer Products Ltd.	267,686	4,370,968
HDFC Bank Ltd.	243,900	7,114,077
InterGlobe Aviation Ltd.	107,856	2,204,737
Larsen & Toubro Ltd.	119,373	2,404,895
Motherson Sumi Systems Ltd.	446,589	2,246,587
		24,056,790
Indonesia — 3.0%
Bank Rakyat Indonesia Persero Tbk PT	14,304,800	3,914,700
Indofood Sukses Makmur Tbk PT	3,418,100	1,877,013
Telekomunikasi Indonesia Persero Tbk PT	7,263,100	2,108,967
United Tractors Tbk PT	2,395,400	6,178,445
		14,079,125
Malaysia — 0.6%
My EG Services Bhd	4,185,500	2,846,341
Mexico — 0.7%
Mexichem SAB de CV	1,105,261	3,088,761
Peru — 1.5%
Credicorp Ltd.	32,658	7,068,824
Philippines — 0.6%
Ayala Land, Inc.	3,470,600	2,730,618
Russia — 5.9%
Novatek PJSC GDR	58,317	7,943,793
Sberbank of Russia PJSC ADR (London)	487,498	9,880,088
X5 Retail Group NV GDR(1)	109,942	3,924,746
Yandex NV, A Shares(1)	144,690	5,945,312
		27,693,939
South Africa — 4.9%
Capitec Bank Holdings Ltd.	36,094	2,518,923
Discovery Ltd.	202,806	3,065,236
Foschini Group Ltd. (The)	259,247	4,673,512
Naspers Ltd., N Shares	47,474	13,039,235
		23,296,906
South Korea — 11.7%
CJ Logistics Corp.(1)	16,087	1,955,090
Doosan Infracore Co. Ltd.(1)	332,574	2,847,192
Hana Financial Group, Inc.	118,976	5,352,992
Hotel Shilla Co. Ltd.	57,482	4,301,016
Mando Corp.	11,153	2,654,942
Medy-Tox, Inc.	5,241	2,907,408

NAVER Corp.	2,862	2,111,101
Samsung Electronics Co. Ltd.	11,155	24,176,450
Seegene, Inc.(1)	88,357	2,779,954
SK Hynix, Inc.	87,290	6,171,184
		55,257,329
Taiwan — 10.3%
Airtac International Group	380,025	6,787,006
ASPEED Technology, Inc.	89,000	2,333,631
Chroma ATE, Inc.	264,000	1,417,797
Globalwafers Co. Ltd.	98,000	1,386,721
Hota Industrial Manufacturing Co. Ltd.	961,517	4,205,756
LandMark Optoelectronics Corp.	159,000	2,014,340
Powertech Technology, Inc.	727,000	2,225,619
President Chain Store Corp.	243,000	2,413,758
Taiwan Paiho Ltd.	842,000	2,769,553
Taiwan Semiconductor Manufacturing Co. Ltd.	2,813,774	23,108,597
		48,662,778
Thailand — 5.6%
Airports of Thailand PCL	2,604,800	5,846,319
CP ALL PCL	2,920,000	7,755,915
Kasikornbank PCL	321,100	2,365,798
Kasikornbank PCL NVDR	402,400	2,963,904
Minor International PCL	3,990,000	5,048,221
Srisawad Corp. PCL	1,376,686	2,678,618
		26,658,775
Turkey — 1.5%
BIM Birlesik Magazalar AS	186,474	3,680,618
Tofas Turk Otomobil Fabrikasi AS	420,858	3,356,056
		7,036,674
United Kingdom — 1.0%
NMC Health plc	101,407	4,772,654
TOTAL COMMON STOCKS (Cost $317,337,124)		473,612,661
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 4.50%, 10/15/18 - 8/15/47, valued at $708,612), in a joint trading account at 1.10%, dated 2/28/18, due 3/1/18 (Delivery value $694,910)		694,889
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $593,935), at 0.54%, dated 2/28/18, due 3/1/18 (Delivery value $579,009)		579,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,152	1,152
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,275,041)		1,275,041
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $318,612,165)		474,887,702
OTHER ASSETS AND LIABILITIES — (0.6)%		(2,622,048)
TOTAL NET ASSETS — 100.0%		$472,265,654

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	29.4%
Consumer Discretionary	20.4%
Financials	20.2%
Consumer Staples	8.1%
Industrials	5.5%
Energy	5.3%
Materials	4.6%
Real Estate	2.4%
Health Care	2.2%
Utilities	1.7%
Telecommunication Services	0.5%
Cash and Equivalents*	(0.3)%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	17,977,093	26,402,505	—
Chile	1,650,143	1,423,647	—
China	44,858,722	124,344,292	—
Peru	7,068,824	—	—
Russia	5,945,312	21,748,627	—
Other Countries	—	222,193,496	—
Temporary Cash Investments	1,152	1,273,889	—
	77,501,246	397,386,456	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT International Growth Fund
February 28, 2018

NT International Growth - Schedule of Investments
FEBRUARY 28, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.3%
Australia — 3.7%
CSL Ltd.	148,730	18,700,662
Treasury Wine Estates Ltd.	1,385,150	18,705,968
		37,406,630
Austria — 1.7%
Erste Group Bank AG	343,244	17,432,849
Belgium — 2.1%
KBC Group NV	150,820	14,184,475
Umicore SA	125,180	7,070,749
		21,255,224
Brazil — 3.3%
Banco do Brasil SA	550,200	7,069,619
Itau Unibanco Holding SA Preference Shares	413,300	6,486,731
Localiza Rent a Car SA	1,146,400	9,074,034
Lojas Renner SA	824,200	8,854,013
Magazine Luiza SA	52,900	1,473,979
		32,958,376
Canada — 1.3%
Bombardier, Inc., B Shares(1)	2,481,510	7,851,411
Dollarama, Inc.	42,590	4,956,995
		12,808,406
China — 4.0%
Alibaba Group Holding Ltd. ADR(1)	69,080	12,858,551
ANTA Sports Products Ltd.	1,520,000	7,464,787
TAL Education Group ADR	214,960	8,116,890
Tencent Holdings Ltd.	214,700	11,774,956
		40,215,184
Denmark — 2.5%
AP Moller - Maersk A/S, B Shares	3,070	4,997,937
Chr Hansen Holding A/S	130,420	10,844,702
DSV A/S	114,750	8,994,237
		24,836,876
Finland — 0.8%
Neste Oyj	113,190	8,268,074
France — 7.5%
Accor SA	165,080	9,536,913
Arkema SA	88,890	11,614,714
BNP Paribas SA	129,140	10,210,999
Danone SA	204,180	16,290,350
Kering SA	25,080	11,787,094
Valeo SA	124,391	8,048,848
Vivendi SA	319,840	8,255,974
		75,744,892
Germany — 7.1%
adidas AG	78,250	17,414,881
Deutsche Boerse AG	78,990	10,517,091
Fresenius Medical Care AG & Co. KGaA	74,940	7,959,628
HeidelbergCement AG	123,010	12,405,813

Infineon Technologies AG	268,360	7,296,378
OSRAM Licht AG	61,310	4,865,293
Zalando SE(1)	198,470	11,330,359
		71,789,443
Hong Kong — 2.1%
AIA Group Ltd.	2,590,600	21,510,887
India — 0.8%
HDFC Bank Ltd.	286,050	8,343,508
Indonesia — 1.2%
Bank Mandiri Persero Tbk PT	19,773,400	11,894,451
Ireland — 2.2%
CRH plc	251,410	8,290,706
Ryanair Holdings plc ADR(1)	118,014	14,310,377
		22,601,083
Italy — 1.4%
UniCredit SpA(1)	660,821	13,986,921
Japan — 16.5%
Chiba Bank Ltd. (The)	774,000	6,367,068
Coca-Cola Bottlers Japan Holdings, Inc.	149,800	5,673,231
CyberAgent, Inc.	289,100	12,432,902
Daikin Industries Ltd.	77,400	9,099,818
Don Quijote Holdings Co. Ltd.	111,800	6,246,662
Keyence Corp.	22,900	13,850,071
Komatsu Ltd.	491,800	17,844,638
MonotaRO Co. Ltd.	291,700	9,342,970
Nintendo Co. Ltd.	36,100	16,510,251
Nitori Holdings Co. Ltd.	50,900	8,531,993
Pola Orbis Holdings, Inc.	260,900	10,934,807
Recruit Holdings Co. Ltd.	416,900	10,012,409
Rohm Co. Ltd.	83,000	8,778,940
Ryohin Keikaku Co. Ltd.	28,200	9,626,587
Start Today Co. Ltd.	385,500	9,932,850
Sysmex Corp.	137,600	11,395,750
		166,580,947
Mexico — 0.7%
Grupo Financiero Banorte SAB de CV	1,229,000	7,367,878
Netherlands — 4.6%
ASML Holding NV	94,660	18,492,174
Heineken NV	105,218	10,942,709
InterXion Holding NV(1)	111,580	6,281,954
Unilever NV CVA	207,640	10,818,651
		46,535,488
Portugal — 0.9%
Jeronimo Martins SGPS SA	434,500	9,009,153
Russia — 1.0%
Yandex NV, A Shares(1)	240,420	9,878,858
Spain — 2.0%
Amadeus IT Group SA	168,750	12,385,367
CaixaBank SA	1,020,750	4,959,567
Cellnex Telecom SA	124,520	3,194,528
		20,539,462
Sweden — 2.0%
Hexagon AB, B Shares	212,410	12,379,360

Lundin Petroleum AB(1)	347,230	8,111,789
		20,491,149
Switzerland — 6.5%
ABB Ltd.	469,790	11,376,918
Cie Financiere Richemont SA	123,030	10,831,220
Credit Suisse Group AG	514,740	9,449,152
Julius Baer Group Ltd.	214,090	13,844,995
Lonza Group AG	79,940	20,332,512
		65,834,797
Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,059,000	8,697,217
Thailand — 0.6%
CP ALL PCL	2,271,300	6,032,880
United Kingdom — 20.9%
Ashtead Group plc	376,183	10,846,888
ASOS plc(1)	121,691	12,427,812
Associated British Foods plc	162,010	5,844,087
AstraZeneca plc	205,220	13,440,942
Aviva plc	1,165,841	8,061,076
B&M European Value Retail SA	2,330,420	13,177,869
Bunzl plc	346,330	9,301,715
Carnival plc	168,620	11,126,015
Coca-Cola HBC AG	207,230	6,780,759
Compass Group plc	496,114	10,551,500
Diageo plc	493,660	16,731,175
Ferguson plc	177,480	12,498,196
HSBC Holdings plc (Hong Kong)	1,138,400	11,270,962
Intertek Group plc	139,270	9,398,681
Just Eat plc(1)	598,127	7,177,765
London Stock Exchange Group plc	311,750	17,250,790
RELX plc	510,770	10,493,357
Royal Dutch Shell plc, A Shares	384,162	12,167,885
Weir Group plc (The)	471,490	13,128,161
		211,675,635
TOTAL COMMON STOCKS (Cost $744,854,790)		993,696,268
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 4.50%, 10/15/18 - 8/15/47, valued at $7,885,334), in a joint trading account at 1.10%, dated 2/28/18, due 3/1/18 (Delivery value $7,732,859)		7,732,623
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $6,575,377), at 0.54%, dated 2/28/18, due 3/1/18 (Delivery value $6,445,097)		6,445,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,852	10,852
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,188,475)		14,188,475
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $759,043,265)		1,007,884,743
OTHER ASSETS AND LIABILITIES — 0.3%		3,047,617
TOTAL NET ASSETS — 100.0%		$1,010,932,360

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	20.0%
Financials	19.7%
Industrials	17.1%
Information Technology	14.5%
Consumer Staples	11.9%
Health Care	7.0%
Materials	5.0%
Energy	2.8%
Telecommunication Services	0.3%
Cash and Equivalents*	1.7%

* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	20,975,441	19,239,743	—
Ireland	14,310,377	8,290,706	—
Netherlands	6,281,954	40,253,534	—
Russia	9,878,858	—	—
Other Countries	—	874,465,655	—
Temporary Cash Investments	10,852	14,177,623	—
	51,457,482	956,427,261	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT International Small-Mid Cap Fund
February 28, 2018

NT International Small-Mid Cap - Schedule of Investments
FEBRUARY 28, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Australia — 3.4%
ALS Ltd.	393,860	2,192,499
Corporate Travel Management Ltd.	92,350	1,814,700
Treasury Wine Estates Ltd.	328,659	4,438,425
		8,445,624
Belgium — 1.5%
Galapagos NV(1)	15,939	1,671,563
Umicore SA	38,430	2,170,705
		3,842,268
Canada — 6.1%
Bombardier, Inc., B Shares(1)	516,710	1,634,852
BRP, Inc.	54,635	1,915,546
Canadian Western Bank	75,570	2,233,767
Kirkland Lake Gold Ltd.	200,030	3,139,498
Premium Brands Holdings Corp.	33,970	2,742,061
Sleep Country Canada Holdings, Inc.	47,780	1,169,925
Trican Well Service Ltd.(1)	997,900	2,449,646
		15,285,295
China — 2.1%
Brilliance China Automotive Holdings Ltd.	654,000	1,752,209
China Resources Beer Holdings Co. Ltd.	928,000	3,568,572
		5,320,781
Denmark — 2.6%
DSV A/S	61,584	4,827,025
Topdanmark A/S(1)	31,584	1,550,762
		6,377,787
France — 10.8%
BioMerieux	8,970	687,994
Eurofins Scientific SE	3,569	2,006,220
Euronext NV	35,000	2,437,481
Fnac Darty SA(1)	10,570	1,185,928
Maisons du Monde SA	42,096	1,782,892
Rubis SCA	35,540	2,537,149
SOITEC(1)	24,459	1,909,044
Solutions 30 SE(1)	77,786	2,866,307
Teleperformance	18,037	2,565,140
Trigano SA	23,730	4,223,384
Ubisoft Entertainment SA(1)	39,930	3,287,282
Worldline SA(1)	28,130	1,428,825
		26,917,646
Germany — 6.8%
1&1 Drillisch AG	25,085	1,942,494
Aroundtown SA	475,052	3,614,602
AURELIUS Equity Opportunities SE & Co. KGaA	18,380	1,349,667

HUGO BOSS AG	13,750	1,225,642
KION Group AG	16,168	1,385,500
Rheinmetall AG	28,811	3,812,916
Salzgitter AG	23,020	1,314,956
Wacker Chemie AG	13,890	2,369,330
		17,015,107
Ireland — 1.2%
Cairn Homes plc(1)	1,443,363	3,102,993
Israel — 2.2%
Frutarom Industries Ltd.	30,980	2,827,881
Nice Ltd. ADR(1)	27,900	2,694,861
		5,522,742
Italy — 2.5%
Biesse SpA	23,310	1,284,725
FinecoBank Banca Fineco SpA	61,980	760,743
Gima TT SpA(1)	57,302	1,228,469
Industria Macchine Automatiche SpA	18,740	1,620,598
Unione di Banche Italiane SpA	305,820	1,471,089
		6,365,624
Japan — 28.5%
Aiful Corp.(1)	366,200	1,238,547
Anritsu Corp.	175,300	2,318,769
Bank of Kyoto Ltd. (The)	23,100	1,280,491
Coca-Cola Bottlers Japan Holdings, Inc.	70,600	2,673,766
Daifuku Co. Ltd.	27,000	1,761,808
Don Quijote Holdings Co. Ltd.	49,900	2,788,090
Hitachi Construction Machinery Co. Ltd.	41,600	1,769,353
Hosiden Corp.	165,100	2,407,737
Ichikoh Industries Ltd.	357,100	3,702,378
Investors Cloud Co. Ltd.	102,500	1,996,657
Kose Corp.	9,500	1,776,287
Megachips Corp.	112,900	3,854,628
Mitsui Mining & Smelting Co. Ltd.	40,800	2,038,618
Nippon Shinyaku Co. Ltd.	11,300	630,808
Omron Corp.	12,800	752,689
Outsourcing, Inc.	158,600	3,010,314
Penta-Ocean Construction Co. Ltd.	461,200	3,319,558
PeptiDream, Inc.(1)	44,400	2,023,714
Relo Group, Inc.	81,600	2,266,801
Sanwa Holdings Corp.	250,500	3,478,279
Seino Holdings Co. Ltd.	123,100	2,094,533
Seria Co. Ltd.	22,100	1,102,928
SHO-BOND Holdings Co. Ltd.	31,500	2,257,703
Sony Financial Holdings, Inc.	108,600	2,016,795
SUMCO Corp.	126,100	3,336,067
THK Co. Ltd.	76,200	3,287,639
TKP Corp.(1)	51,700	1,886,498
Tokai Carbon Co. Ltd.	111,800	1,930,169
Topcon Corp.	60,864	1,350,630

Tsubaki Nakashima Co. Ltd.	120,500	3,486,419
Vector, Inc.(1)	161,700	3,419,152
		71,257,825
Netherlands — 3.3%
AMG Advanced Metallurgical Group NV	60,910	3,020,438
BE Semiconductor Industries NV	28,580	2,814,119
InterXion Holding NV(1)	44,850	2,525,055
		8,359,612
New Zealand — 1.6%
a2 Milk Co. Ltd.(1)	427,350	4,027,144
Norway — 1.6%
Aker BP ASA	43,090	1,050,709
Borr Drilling Ltd.(1)	395,385	1,673,445
Petroleum Geo-Services ASA(1)	366,750	1,168,457
		3,892,611
Portugal — 0.6%
Banco Comercial Portugues SA, R Shares(1)	3,857,320	1,376,781
Singapore — 1.6%
Venture Corp. Ltd.	198,700	4,099,066
Spain — 2.1%
Cellnex Telecom SA	95,216	2,442,741
Masmovil Ibercom SA(1)	19,695	2,790,861
		5,233,602
Sweden — 1.2%
Dometic Group AB	280,380	2,883,002
Switzerland — 4.3%
GAM Holding AG	143,600	2,597,428
Georg Fischer AG	931	1,354,777
Logitech International SA	93,160	3,643,964
Lonza Group AG	7,369	1,874,284
Partners Group Holding AG	1,650	1,190,562
		10,661,015
United Kingdom — 15.1%
Ashtead Group plc	129,830	3,743,528
Aveva Group plc	30,560	1,208,244
B&M European Value Retail SA	572,963	3,239,944
Burford Capital Ltd.	194,870	2,798,765
Clinigen Healthcare Ltd.(1)	153,220	1,945,626
CVS Group plc	90,240	1,323,068
DCC plc	7,692	698,693
Dechra Pharmaceuticals plc	66,920	2,311,519
Entertainment One Ltd.	600,722	2,499,540
Fevertree Drinks plc	62,370	2,126,248
Intermediate Capital Group plc	238,200	3,445,571
Just Eat plc(1)	227,818	2,733,908
Keywords Studios plc	111,197	2,385,425
Melrose Industries plc	446,475	1,394,579
Sanne Group plc	220,080	1,950,987
Segro plc	360,120	2,818,515

Wizz Air Holdings plc(1)	25,190	1,247,968
		37,872,128
TOTAL COMMON STOCKS (Cost $195,077,752)		247,858,653
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 4.50%, 10/15/18 - 8/15/47, valued at $1,730,565), in a joint trading account at 1.10%, dated 2/28/18, due 3/1/18 (Delivery value $1,697,103)		1,697,051
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $1,445,086), at 0.54%, dated 2/28/18, due 3/1/18 (Delivery value $1,414,021)		1,414,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,842	2,842
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,113,893)		3,113,893
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $198,191,645)		250,972,546
OTHER ASSETS AND LIABILITIES — (0.3)%		(804,340)
TOTAL NET ASSETS — 100.0%		$250,168,206

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.3%
Information Technology	18.1%
Consumer Discretionary	16.1%
Financials	11.1%
Consumer Staples	8.5%
Materials	7.4%
Health Care	5.9%
Real Estate	4.2%
Telecommunication Services	2.9%
Energy	2.6%
Utilities	1.0%
Cash and Equivalents*	0.9%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	5,219,916	242,638,737	—
Temporary Cash Investments	2,842	3,111,051	—
	5,222,758	245,749,788	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT International Value Fund
February 28, 2018

NT International Value - Schedule of Investments
FEBRUARY 28, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.7%
Australia — 4.8%
Australia & New Zealand Banking Group Ltd.	699,721	15,684,177
Bendigo and Adelaide Bank Ltd.	212,826	1,861,454
CIMIC Group Ltd.	74,477	2,684,702
Commonwealth Bank of Australia	96,501	5,700,595
Dexus	294,119	2,110,689
Fortescue Metals Group Ltd.	1,184,075	4,602,123
Qantas Airways Ltd.	802,467	3,645,359
Regis Resources Ltd.	291,032	963,512
Scentre Group	567,225	1,682,619
Wesfarmers Ltd.	81,781	2,611,279
Westpac Banking Corp.	150,776	3,579,079
		45,125,588
Austria — 0.8%
Erste Group Bank AG	47,922	2,433,886
OMV AG	93,302	5,320,151
		7,754,037
Belgium — 1.3%
KBC Group NV	130,307	12,255,247
Brazil — 0.6%
Banco Santander Brasil SA ADR	92,636	1,044,934
Petroleo Brasileiro SA ADR(1)	332,482	4,352,189
		5,397,123
China — 1.8%
China Construction Bank Corp., H Shares	5,727,000	5,889,916
China Huarong Asset Management Co. Ltd., H Shares	4,303,000	1,933,659
Country Garden Holdings Co. Ltd.	1,348,000	2,389,206
Industrial & Commercial Bank of China Ltd., H Shares	2,704,000	2,308,266
People's Insurance Co. Group of China Ltd. (The), H Shares	2,321,000	1,240,368
Ping An Insurance Group Co. of China Ltd., H Shares	127,500	1,342,329
Tencent Holdings Ltd.	34,900	1,914,047
		17,017,791
Denmark — 0.1%
TDC A/S	168,414	1,369,323
Finland — 1.4%
UPM-Kymmene Oyj	294,435	10,060,815
Valmet Oyj	149,627	3,200,325
		13,261,140
France — 8.0%
Air France-KLM(1)	213,392	2,519,219
BNP Paribas SA	236,800	18,723,591
Casino Guichard Perrachon SA	58,289	3,164,378
CNP Assurances	297,588	7,233,556
Engie SA	375,746	5,869,529
Eutelsat Communications SA	150,078	3,510,654
Metropole Television SA	78,861	2,239,955
Orange SA	325,286	5,506,970
Peugeot SA	73,793	1,660,991

Sanofi	65,372	5,156,535
Societe Generale SA	54,505	3,125,022
TOTAL SA	192,124	10,968,934
Veolia Environnement SA	217,734	5,285,909
		74,965,243
Germany — 9.1%
Allianz SE	89,277	20,833,216
BASF SE	49,524	5,199,566
CECONOMY AG	59,392	777,582
Covestro AG	57,232	6,482,586
Daimler AG	32,874	2,816,836
Deutsche Lufthansa AG	257,740	8,665,883
Deutsche Telekom AG	176,788	2,858,585
Deutsche Wohnen SE	75,080	3,106,841
Hamburger Hafen und Logistik AG	38,203	935,260
Hannover Rueck SE	17,764	2,422,928
HUGO BOSS AG	28,495	2,539,977
METRO AG	209,747	4,104,599
Muenchener Rueckversicherungs-Gesellschaft AG	29,228	6,547,823
ProSiebenSat.1 Media SE	124,108	4,925,151
Rheinmetall AG	18,232	2,412,866
Schaeffler AG Preference Shares	229,994	3,742,384
Siemens AG	46,389	6,112,550
Vonovia SE	23,451	1,069,719
		85,554,352
Hong Kong — 1.8%
BOC Hong Kong Holdings Ltd.	218,000	1,094,664
Kerry Properties Ltd.	657,500	2,973,339
PCCW Ltd.	5,916,000	3,360,228
WH Group Ltd.	1,249,500	1,537,944
Wharf Holdings Ltd. (The)	1,309,000	4,850,624
Wheelock & Co. Ltd.	443,000	3,215,189
		17,031,988
India — 1.0%
GAIL India Ltd.	288,375	2,017,561
Maruti Suzuki India Ltd.	9,967	1,344,579
Tata Power Co. Ltd. (The)	1,636,147	2,111,817
Titan Co. Ltd.	112,171	1,396,357
Yes Bank Ltd.	539,093	2,644,665
		9,514,979
Indonesia — 0.1%
Bank Negara Indonesia Persero Tbk PT	1,273,600	896,038
Ireland — 0.5%
Bank of Ireland Group plc(1)	447,885	4,196,615
Italy — 2.0%
Assicurazioni Generali SpA	337,453	6,330,951
Enel SpA	436,711	2,533,972
EXOR NV	28,394	2,057,767
Fiat Chrysler Automobiles NV(1)	375,414	7,970,660
		18,893,350
Japan — 24.0%
Brother Industries Ltd.	223,000	5,536,478
Canon, Inc.	127,200	4,854,187

Daiichikosho Co., Ltd.	53,900	2,862,329
Daiwa House Industry Co. Ltd.	68,000	2,513,657
FANUC Corp.	6,000	1,512,909
Fuji Machine Manufacturing Co. Ltd.	104,100	2,117,991
Haseko Corp.	357,700	5,244,391
Hitachi Chemical Co. Ltd.	49,600	1,105,639
Hitachi Construction Machinery Co. Ltd.	91,000	3,870,460
Honda Motor Co. Ltd.	100,600	3,626,338
JXTG Holdings, Inc.	994,400	6,037,047
Kajima Corp.	797,000	7,576,972
Kansai Electric Power Co., Inc. (The)	312,700	3,803,626
KDDI Corp.	335,200	8,234,155
Kirin Holdings Co. Ltd.	108,900	2,807,276
Lawson, Inc.	115,600	7,541,570
Leopalace21 Corp.	637,900	5,028,970
Maeda Corp.	162,200	1,940,340
Marubeni Corp.	116,300	886,132
Meitec Corp.	14,900	840,010
Miraca Holdings, Inc.	142,800	5,316,244
Mitsubishi Chemical Holdings Corp.	618,000	6,267,039
Mitsubishi UFJ Financial Group, Inc.	1,636,100	11,553,871
Mizuho Financial Group, Inc.	2,115,600	3,927,463
MS&AD Insurance Group Holdings, Inc.	75,200	2,329,055
NHK Spring Co. Ltd.	124,700	1,307,422
Nichias Corp.	119,000	1,568,081
Nihon Unisys Ltd.	40,600	846,084
Nippon Electric Glass Co. Ltd.	104,200	3,137,221
Nippon Light Metal Holdings Co. Ltd.	593,400	1,604,414
Nippon Telegraph & Telephone Corp.	177,700	8,229,731
Nishimatsu Construction Co. Ltd.	123,200	3,091,795
NTT DOCOMO, Inc.	265,900	6,799,907
Oji Holdings Corp.	532,000	3,476,539
ORIX Corp.	301,800	5,339,114
Sega Sammy Holdings, Inc.	279,300	4,037,866
Shizuoka Bank Ltd. (The)	498,000	5,013,294
Sompo Holdings, Inc.	46,300	1,782,912
Sony Corp.	62,400	3,143,131
Subaru Corp.	132,800	4,681,622
Sumitomo Mitsui Financial Group, Inc.	96,300	4,175,323
Suzuken Co. Ltd.	87,300	3,546,966
Suzuki Motor Corp.	137,900	7,881,906
Taisei Corp.	154,900	7,853,199
Tokyo Electron Ltd.	10,200	1,989,997
Tosoh Corp.	289,500	6,041,356
Toyota Boshoku Corp.	213,100	4,535,144
Toyota Motor Corp.	257,900	17,373,261
Trend Micro, Inc.	34,000	1,925,455
TS Tech Co. Ltd.	166,300	6,735,084
Ulvac, Inc.	27,500	1,687,274
		225,138,247
Malaysia — 0.4%
CIMB Group Holdings Bhd	1,992,900	3,633,313

Netherlands — 1.7%
ABN AMRO Group NV CVA	16,970	528,781
ING Groep NV	874,178	15,325,575
		15,854,356
Norway — 0.8%
Aker BP ASA	53,826	1,312,496
Telenor ASA	255,424	5,740,768
		7,053,264
Portugal — 0.6%
EDP - Energias de Portugal SA	520,552	1,742,418
Galp Energia SGPS SA	214,363	3,873,807
		5,616,225
Singapore — 2.1%
Oversea-Chinese Banking Corp. Ltd.	962,900	9,404,223
United Overseas Bank Ltd.	388,200	8,123,782
Yangzijiang Shipbuilding Holdings Ltd.	1,789,000	2,017,025
		19,545,030
South Korea — 1.5%
GS Holdings Corp.	15,861	965,419
LG Electronics, Inc.	43,934	4,026,270
Samsung Electronics Co. Ltd.	1,658	3,593,416
SK Hynix, Inc.	35,953	2,541,787
SK Innovation Co. Ltd.	13,279	2,505,118
		13,632,010
Spain — 4.6%
Banco Bilbao Vizcaya Argentaria SA	731,097	6,107,047
Banco Santander SA	1,280,526	8,782,496
Distribuidora Internacional de Alimentacion SA	465,875	2,217,628
Mapfre SA	1,889,023	6,342,614
Repsol SA	516,000	9,194,376
Telefonica SA	1,109,289	10,795,544
		43,439,705
Sweden — 1.4%
Electrolux AB, Series B	118,651	3,896,291
Fabege AB	70,122	1,512,975
NCC AB, B Shares	156,802	2,981,009
Peab AB	170,953	1,567,009
Tele2 AB, B Shares	289,590	3,425,287
		13,382,571
Switzerland — 7.6%
Credit Suisse Group AG	76,883	1,411,352
Nestle SA	86,766	6,906,587
Novartis AG	208,177	17,417,637
Roche Holding AG	30,860	7,155,467
Swiss Re AG	123,446	12,602,593
Swisscom AG	18,339	9,900,963
UBS Group AG	57,856	1,096,912
Zurich Insurance Group AG	43,756	14,435,669
		70,927,180
Taiwan — 0.5%
Catcher Technology Co. Ltd.	129,000	1,537,642
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	65,680	2,847,228
		4,384,870

United Kingdom — 19.2%
3i Group plc	720,489	9,280,560
Anglo American plc	182,480	4,429,061
BHP Billiton plc	502,293	10,247,471
BP plc	1,170,702	7,594,054
BT Group plc	345,421	1,138,340
Capita plc	118,686	286,095
Centamin plc	499,723	1,023,488
Centrica plc	3,647,184	7,165,266
Evraz plc	646,785	3,786,864
Firstgroup plc(1)	590,701	662,041
G4S plc	392,919	1,410,051
GlaxoSmithKline plc	1,049,295	18,837,582
HSBC Holdings plc (London)	2,847,451	28,031,591
International Consolidated Airlines Group SA	285,162	2,400,339
Investec plc	242,463	2,105,422
Legal & General Group plc	595,094	2,138,831
Lloyds Banking Group plc	3,423,488	3,234,304
Marks & Spencer Group plc	519,733	2,106,218
Rio Tinto plc	311,592	16,690,187
Royal Dutch Shell plc, B Shares	1,061,868	33,675,834
Royal Mail plc	791,653	6,094,589
Standard Life Aberdeen plc	1,014,923	5,114,652
Thomas Cook Group plc	1,354,010	2,276,030
Vodafone Group plc	3,702,808	10,367,149
		180,096,019
TOTAL COMMON STOCKS (Cost $800,569,109)		915,935,604
EXCHANGE-TRADED FUNDS — 0.7%
iShares MSCI EAFE Value ETF	92,000	5,083,000
iShares MSCI Japan ETF	22,000	1,343,540
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,141,606)		6,426,540
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 4.50%, 10/15/18 - 8/15/47, valued at $6,169,974), in a joint trading account at 1.10%, dated 2/28/18, due 3/1/18 (Delivery value $6,050,669)		6,050,484
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/25/26, valued at $5,144,321), at 0.54%, dated 2/28/18, due 3/1/18 (Delivery value $5,043,076)		5,043,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,459	8,459
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,101,943)		11,101,943
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $817,812,658)		933,464,087
OTHER ASSETS AND LIABILITIES — 0.4%		3,951,024
TOTAL NET ASSETS — 100.0%		$937,415,111

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	32.1%
Consumer Discretionary	11.2%
Energy	9.3%
Materials	8.9%
Industrials	8.5%
Telecommunication Services	8.4%
Health Care	6.2%
Information Technology	3.5%
Utilities	3.3%
Consumer Staples	3.2%
Real Estate	3.1%
Exchange-Traded Funds	0.7%
Cash and Equivalents*	1.6%

* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	8,244,351	907,691,253	—
Exchange-Traded Funds	6,426,540	—	—
Temporary Cash Investments	8,459	11,093,484	—
	14,679,350	918,784,737	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 24, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 24, 2018